UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23409
American Funds Multi-Sector Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class A
| MIAQX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about
the
fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class C
| MIAUX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class T
| MIAVX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 21	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-1
| MIAWX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFF1SRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-2
| MIAYX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus
, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-3
| MIAZX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-A
| CMBKX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.73% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan
the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-C
| CMBLX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 76	1.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-E
| CMBMX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 48	0.95% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional
information
about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-T
| CMBNX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-1
| CMBOX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 28	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-2
| CMBPX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 23	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-3
| CMBQX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-1
| RMDNX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2
| RMDOX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2E
| RMDPX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 51	1.00% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-3
| RMDQX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.96% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-4
| RMDRX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.67% *
*Annualized.
Key
fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5E
| RMDSX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5
| RMDTX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 21	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-126-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-6
| RMDUX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-126-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Multi-Sector Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. MFGEFP2-126-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 96.88%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 64.60%
Financials 12.77%
AG Issuer, LLC 6.25% 3/1/2028 (a)	USD10,034	$10,042
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (a)	17,168	17,789
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (b)(c)	10,530	10,752
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	10,020	9,842
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	18,313	18,340
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	11,640	11,483
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	2,430	2,515
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	6,946	7,084
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	10,883	11,232
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (d)	EUR100	123
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (d)	6,435	8,402
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (d)	2,605	3,269
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (d)	2,946	3,524
American International Group, Inc. 5.125% 3/27/2033	USD8,927	9,081
American International Group, Inc. 5.45% 5/7/2035	7,309	7,499
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	6,021	6,141
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	19,955	19,405
Aon Corp. 5.35% 2/28/2033	5,932	6,110
Aon North America, Inc. 5.15% 3/1/2029	1,450	1,485
Aon North America, Inc. 5.30% 3/1/2031	1,075	1,113
Aon North America, Inc. 5.45% 3/1/2034	14,570	14,974
Aon North America, Inc. 5.75% 3/1/2054	2,275	2,245
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	5,835	6,105
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	20,225	21,299
Aretec Group, Inc. 7.50% 4/1/2029 (a)	22,409	22,702
Aretec Group, Inc. 10.00% 8/15/2030 (a)	6,725	7,399
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,995	4,056
Arthur J. Gallagher & Co. 5.00% 2/15/2032	13,799	13,998
Arthur J. Gallagher & Co. 5.15% 2/15/2035	13,730	13,744
Arthur J. Gallagher & Co. 5.55% 2/15/2055	11,655	11,187
AssuredPartners, Inc. 5.625% 1/15/2029 (a)	5,588	5,577
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (b)(c)	5,453	5,473
Athene Holding, Ltd. 6.625% 5/19/2055	11,660	12,025
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	199
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (d)	3,291	3,064
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (d)	3,485	3,104
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (d)	9,680	9,793
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (d)	5,182	5,313
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (d)	7,639	6,714
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (d)	14,083	14,486
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (d)	7,482	7,675
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (d)	2,000	1,971
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (d)	2,560	2,556
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (d)	3,930	4,024
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (d)	6,638	6,752
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (d)	6,001	5,901
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (a)(d)	1,704	1,754
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)(d)	1,362	1,441
BlackRock Funding, Inc. 5.00% 3/14/2034	9,680	9,895
BlackRock Funding, Inc. 5.25% 3/14/2054	15,686	15,058
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029 (a)	17,679	18,819
Block, Inc. 2.75% 6/1/2026	4,940	4,840
Block, Inc. 3.50% 6/1/2031	2,248	2,064
Block, Inc. 6.50% 5/15/2032	21,780	22,485

1	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Blue Owl Credit Income Corp. 4.70% 2/8/2027	USD7,711	$7,666
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	3,920	4,164
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(d)	19,360	19,848
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(d)	23,299	24,480
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(d)	500	515
Brown & Brown, Inc. 4.90% 6/23/2030	3,475	3,509
Brown & Brown, Inc. 5.25% 6/23/2032	11,226	11,456
Brown & Brown, Inc. 5.55% 6/23/2035	26,070	26,594
Brown & Brown, Inc. 6.25% 6/23/2055	7,133	7,360
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(d)	4,064	4,204
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(d)	8,820	8,858
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(d)	6,703	7,366
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(d)	5,517	5,775
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(d)	24,266	24,524
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (d)	4,603	4,714
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (d)	19,743	20,427
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (d)	16,045	17,088
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (d)	41,494	43,270
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (d)	4,166	4,427
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,700	1,518
Chubb INA Holdings, LLC 5.00% 3/15/2034	34,994	35,670
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (d)	4,059	3,550
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (d)	70,035	70,611
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	18,152	17,032
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	20,330	18,118
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	49,650	44,608
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	11,235	9,515
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (d)	7,142	7,622
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (d)	16,045	15,963
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (d)	EUR792	958
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	27,351	34,266
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (d)	USD560	566
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	11,195	11,636
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	16,410	16,600
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	8,342	8,685
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (d)	11,250	11,536
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (d)	4,026	4,224
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (d)	24,629	24,854
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (d)	16,877	16,680
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (d)	35,169	36,079
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (d)	1,443	1,034
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (d)	686	523
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027) (a)(d)	2,000	1,940
Hightower Holding, LLC 6.75% 4/15/2029 (a)	11,725	11,695
Hightower Holding, LLC 9.125% 1/31/2030 (a)	4,250	4,529
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	21,275	22,048
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	5,255	5,492
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)	8,965	10,030
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (d)	22,735	22,869
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (d)	10,454	10,756
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (d)	6,580	7,068
HUB International, Ltd. 5.625% 12/1/2029 (a)	8,454	8,462
HUB International, Ltd. 7.25% 6/15/2030 (a)	17,277	18,068
HUB International, Ltd. 7.375% 1/31/2032 (a)	11,650	12,197
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (b)(c)	3,354	3,367
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	19,295	19,426
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(d)	10,000	11,613
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	17,080	16,403
Jane Street Group, LLC 6.75% 5/1/2033 (a)	14,975	15,407
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (d)	5,180	5,074
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (d)	12,014	12,477
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (d)	19,629	19,992
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	15,919	15,976
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (d)	1,623	1,664

American Funds Multi-Sector Income Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (d)	USD11,725	$11,936
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (d)	250	247
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (d)	5,743	5,918
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	1,295	1,343
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (d)	28,165	27,431
Korea Exchange Bank 3.25% 3/30/2027 (a)	4,110	4,044
Korea Exchange Bank 3.25% 3/30/2027	3,890	3,827
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	12,895	12,530
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	5,755	5,509
Manappuram Finance, Ltd. 7.375% 5/12/2028	20,050	20,325
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,765	1,786
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	2,830	2,875
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	39,165	39,175
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	2,130	2,096
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25,390	24,490
Mastercard, Inc. 4.95% 3/15/2032	4,910	5,054
Mastercard, Inc. 4.875% 5/9/2034	5,454	5,522
Mastercard, Inc. 4.55% 1/15/2035	16,021	15,762
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (d)	2,282	2,316
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (d)	2,282	2,327
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (d)	2,124	2,250
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (d)	16,384	16,418
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (d)	1,720	1,764
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (d)	22,675	23,237
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (d)	23,532	23,829
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (d)	5,338	5,482
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (d)	1,366	1,416
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (d)	6,429	6,602
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (d)	4,487	4,388
Navient Corp. 5.00% 3/15/2027	8,925	8,895
Navient Corp. 4.875% 3/15/2028	5,025	4,958
Navient Corp. 5.50% 3/15/2029	8,225	8,061
Navient Corp. 9.375% 7/25/2030	10,423	11,505
Navient Corp. 11.50% 3/15/2031	7,598	8,614
Navient Corp. 7.875% 6/15/2032	13,920	14,494
Navient Corp. 5.625% 8/1/2033	30,120	27,722
OneMain Finance Corp. 7.125% 3/15/2026	483	490
OneMain Finance Corp. 9.00% 1/15/2029	3,700	3,882
OneMain Finance Corp. 7.50% 5/15/2031	30,640	32,036
OneMain Finance Corp. 7.125% 11/15/2031	20,000	20,823
OneMain Finance Corp. 7.125% 9/15/2032	26,705	27,680
Osaic Holdings, Inc. 10.75% 8/1/2027 (a)	6,941	6,962
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.827% 8/17/2028 (b)(c)	6,176	6,199
Owl Rock Capital Corp. 3.75% 7/22/2025	3,903	3,900
Oxford Finance, LLC 6.375% 2/1/2027 (a)	4,690	4,719
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	6,165	6,307
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (d)	EUR2,970	3,886
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (d)	17,355	21,679
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (d)	USD16,013	16,948
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	35,533	39,736
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	5,660	5,883
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (d)	20,154	20,531
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (d)	6,109	6,299
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,249
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,253
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,599
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (d)	12,390	11,842
Rede D’Or Finance SARL 4.50% 1/22/2030 (a)	1,938	1,842
RenaissanceRe Holdings, Ltd. 5.80% 4/1/2035	7,591	7,805
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (d)	30,212	30,273
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	14,660	14,198
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	7,586	7,651
Shriram Finance, Ltd. 6.15% 4/3/2028 (a)	5,140	5,158
SLM Corp. 6.50% 1/31/2030	695	730

3	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (d)	USD6,837	$6,986
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (d)	18,000	18,162
Synchrony Financial 7.25% 2/2/2033	41,358	43,294
Toronto-Dominion Bank (The) 4.783% 12/17/2029	4,875	4,934
Toronto-Dominion Bank (The) 4.808% 6/3/2030	1,750	1,767
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (d)	5,130	5,210
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (d)	16,567	16,895
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (d)	4,296	4,300
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (d)	22,841	23,870
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (d)	19,988	20,727
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (b)(c)	17,120	17,367
U.S. Bancorp 5.083% 5/15/2031 (USD-SOFR + 1.296% on 5/15/2030) (d)	3,313	3,380
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (d)	2,064	2,172
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (d)	697	688
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (d)	10,803	11,352
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (d)	15,295	15,885
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (d)	33,875	34,532
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(d)	1,824	1,894
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(d)	2,672	2,312
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(d)	20,710	18,805
USI, Inc. 7.50% 1/15/2032 (a)	5,855	6,185
Voyager Parent, LLC 9.25% 7/1/2032 (a)	10,525	10,957
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (d)	4,330	4,425
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (d)	250	241
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030) (d)	8,905	8,865
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (d)	4,440	4,549
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (d)	3,725	3,846
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (d)	3,792	3,808
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (d)	14,531	15,005
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (d)	2,030	1,731
		2,341,421

Energy 9.23%
3R Lux SARL 9.75% 2/5/2031 (a)	12,441	12,591
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,135	1,813
APA Corp. 4.25% 1/15/2030 (a)	3,870	3,707
APA Corp. 5.25% 2/1/2042 (a)	1,827	1,463
Apache Corp. 4.625% 11/15/2025	985	984
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,865	1,869
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	2,995	3,050
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	8,585	8,715
Baytex Energy Corp. 8.50% 4/30/2030 (a)	1,995	1,998
Baytex Energy Corp. 7.375% 3/15/2032 (a)	15,255	14,579
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	13,295	13,143
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	7,035	7,347
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	1,580	1,675
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	31,702	28,981
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	11,219	9,932
California Resources Corp. 7.125% 2/1/2026 (a)	5,795	5,822
Chevron Corp. 2.236% 5/11/2030	4,875	4,453
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	4,955	5,166
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	14,520	14,885
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	4,065	4,130
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	24,235	24,535
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	17,475	17,928
CNX Resources Corp. 6.00% 1/15/2029 (a)	8,039	8,076
CNX Resources Corp. 7.375% 1/15/2031 (a)	4,920	5,136
CNX Resources Corp. 7.25% 3/1/2032 (a)	16,755	17,360
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	10,515	10,546
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	19,925	19,372
ConocoPhillips Co. 3.80% 3/15/2052	1,311	953
ConocoPhillips Co. 5.55% 3/15/2054	15,486	14,816
ConocoPhillips Co. 5.50% 1/15/2055	6,067	5,762
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	33,065	33,677

American Funds Multi-Sector Income Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	USD26,315	$27,447
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	16,455	16,080
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	10,875	10,405
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	5,875	5,883
Devon Energy Corp. 5.75% 9/15/2054	20,255	18,252
Diamondback Energy, Inc. 5.15% 1/30/2030	6,068	6,209
Diamondback Energy, Inc. 5.40% 4/18/2034	18,506	18,569
Diamondback Energy, Inc. 5.55% 4/1/2035	10,107	10,221
Diamondback Energy, Inc. 5.75% 4/18/2054	9,976	9,270
Diamondback Energy, Inc. 5.90% 4/18/2064	6,690	6,199
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,700	1,643
DT Midstream, Inc. 4.375% 6/15/2031 (a)	10,020	9,602
Ecopetrol SA 8.625% 1/19/2029	696	736
Ecopetrol SA 7.75% 2/1/2032	15,485	15,228
Ecopetrol SA 8.875% 1/13/2033	24,955	25,761
Ecopetrol SA 8.375% 1/19/2036	8,850	8,545
EIG Pearl Holdings SARL 3.545% 8/31/2036	11,242	10,019
Empresa Nacional del Petroleo 5.95% 7/30/2034 (a)	625	633
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028 (a)	540	555
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (a)	8,470	9,361
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	4,855	4,487
Energy Transfer, LP 6.00% 2/1/2029 (a)	1,165	1,184
Energy Transfer, LP 5.20% 4/1/2030	3,885	3,973
Energy Transfer, LP 7.375% 2/1/2031 (a)	291	305
Energy Transfer, LP 5.70% 4/1/2035	248	253
Eni SpA 5.50% 5/15/2034 (a)	7,431	7,492
Eni SpA 5.75% 5/19/2035 (a)	14,736	15,079
Eni SpA 5.95% 5/15/2054 (a)	27,522	26,655
Enterprise Products Operating, LLC 4.95% 2/15/2035	2,107	2,101
EOG Resources, Inc. 4.40% 7/15/2028	558	561
EOG Resources, Inc. 4.375% 4/15/2030	3,275	3,275
EOG Resources, Inc. 5.65% 12/1/2054	15,695	15,338
EOG Resources, Inc. 5.95% 7/15/2055	3,510	3,577
EQT Corp. 4.50% 1/15/2029 (a)	4,087	4,039
EQT Corp. 4.75% 1/15/2031 (a)	5,304	5,224
EQT Corp. 3.625% 5/15/2031 (a)	5,514	5,116
Expand Energy Corp. 5.875% 2/1/2029 (a)	7,876	7,913
Expand Energy Corp. 6.75% 4/15/2029 (a)	1,280	1,296
Expand Energy Corp. 4.75% 2/1/2032	1,016	989
Exxon Mobil Corp. 2.61% 10/15/2030	5,545	5,134
Exxon Mobil Corp. 3.452% 4/15/2051	6,605	4,687
FORESEA Holding SA 7.50% 6/15/2030	3,560	3,386
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	11,027	9,055
Genesis Energy, LP 8.25% 1/15/2029	6,985	7,308
Genesis Energy, LP 8.875% 4/15/2030	6,989	7,426
Genesis Energy, LP 7.875% 5/15/2032	5,310	5,526
GeoPark, Ltd. 8.75% 1/31/2030 (a)	22,260	19,606
Global Partners, LP 8.25% 1/15/2032 (a)	4,320	4,547
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	4,550	4,606
Guara Norte SARL 5.198% 6/15/2034	3,794	3,598
Guara Norte SARL 5.198% 6/15/2034 (a)	1,460	1,384
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	5,153	5,287
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	10,930	11,124
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	4,460	4,714
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,610	1,635
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	5,430	5,458
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	7,201	7,007
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	6,020	5,828
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	7,915	7,565
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	17,439	18,108
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (a)	3,140	3,252
Kinetik Holdings, LP 6.625% 12/15/2028 (a)	3,805	3,894
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	3,800	3,933
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	6,725	6,612
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	8,090	7,999
Matador Resources Co. 6.25% 4/15/2033 (a)	11,505	11,449

5	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MEG Energy Corp. 5.875% 2/1/2029 (a)	USD2,935	$2,934
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)	27	1
Modec Finance BV 7.84% 7/15/2026 (f)(g)	9,000	9,103
Murphy Oil Corp. 6.00% 10/1/2032	6,585	6,285
MV24 Capital BV 6.748% 6/1/2034	5,999	5,824
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	4,905	4,847
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	15,870	15,208
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (b)(c)	923	508
NFE Financing, LLC 12.00% 11/15/2029 (a)	173,407	78,870
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	5,161	5,218
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	9,690	9,727
Noble Finance II, LLC 8.00% 4/15/2030 (a)	22,900	23,337
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	15,140	15,285
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,195	16,709
Occidental Petroleum Corp. 6.625% 9/1/2030	2,393	2,532
Occidental Petroleum Corp. 6.125% 1/1/2031	664	688
Occidental Petroleum Corp. 5.55% 10/1/2034	29,035	28,510
Occidental Petroleum Corp. 4.40% 8/15/2049	1,907	1,313
Oleoducto Central SA 4.00% 7/14/2027 (a)	4,310	4,204
Oleoducto Central SA 4.00% 7/14/2027	950	927
ONEOK, Inc. 5.05% 11/1/2034	485	472
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	3,960	4,052
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	10,645	10,693
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	6,846	7,504
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	7,905	8,200
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	4,660	4,706
Petrobras Global Finance BV 7.375% 1/17/2027	1,550	1,609
Petroleos Mexicanos 6.875% 10/16/2025	2,690	2,689
Petroleos Mexicanos 4.50% 1/23/2026	4,919	4,856
Petroleos Mexicanos 6.875% 8/4/2026	4,037	4,040
Petroleos Mexicanos 6.49% 1/23/2027	6,712	6,682
Petroleos Mexicanos 6.50% 3/13/2027	11,690	11,616
Petroleos Mexicanos 6.50% 1/23/2029	3,175	3,109
Petroleos Mexicanos 8.75% 6/2/2029	5,606	5,811
Petroleos Mexicanos 5.95% 1/28/2031	13,810	12,498
Petroleos Mexicanos 6.70% 2/16/2032	13,441	12,500
Petroleos Mexicanos 10.00% 2/7/2033	21,295	22,813
Petroleos Mexicanos 6.50% 6/2/2041	1,033	768
Petroleos Mexicanos 6.375% 1/23/2045	399	283
Petroleos Mexicanos 6.75% 9/21/2047	3,514	2,547
Petroleos Mexicanos 6.35% 2/12/2048	582	406
Petroleos Mexicanos 7.69% 1/23/2050	3,705	2,917
Petroleos Mexicanos 6.95% 1/28/2060	16,284	11,712
Pluspetrol SA 8.50% 5/30/2032 (a)	18,620	18,829
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,379
Raizen Fuels Finance SA 6.45% 3/5/2034 (a)	2,255	2,259
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	16,930	16,634
Range Resources Corp. 8.25% 1/15/2029	5,120	5,275
Range Resources Corp. 4.75% 2/15/2030 (a)	2,920	2,843
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	2,660	2,646
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	18,240	17,142
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	5,395	5,499
Shell Finance US, Inc. 2.75% 4/6/2030	6,236	5,850
Shell Finance US, Inc. 3.25% 4/6/2050	24	16
Shell International Finance BV 3.00% 11/26/2051	14,693	9,469
SM Energy Co. 6.50% 7/15/2028	590	596
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,820	4,563
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	12,930	13,238
Sunoco, LP 6.00% 4/15/2027	5,000	5,002
Sunoco, LP 7.00% 5/1/2029 (a)	12,350	12,870
Sunoco, LP 4.50% 5/15/2029	7,096	6,894
Sunoco, LP 4.50% 4/30/2030	430	414
Sunoco, LP 7.25% 5/1/2032 (a)	11,475	12,056
Sunoco, LP 6.25% 7/1/2033 (a)	2,565	2,609
Superior Plus, LP 4.50% 3/15/2029 (a)	4,698	4,522
Talos Production, Inc. 9.00% 2/1/2029 (a)	10,630	10,891

American Funds Multi-Sector Income Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Talos Production, Inc. 9.375% 2/1/2031 (a)	USD9,475	$9,681
Targa Resources Corp. 5.55% 8/15/2035	489	492
Targa Resources Corp. 5.65% 2/15/2036	9,945	10,043
Targa Resources Partners, LP 4.875% 2/1/2031	774	768
Tidewater, Inc. 9.125% 7/15/2030 (a)	5,585	5,750
TotalEnergies Capital International SA 3.127% 5/29/2050	10,211	6,743
TotalEnergies Capital SA 4.724% 9/10/2034	9,589	9,532
TotalEnergies Capital SA 5.275% 9/10/2054	3,025	2,835
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	4,635	4,684
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	5,401	5,413
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	11,107	11,290
Transocean, Inc. 8.00% 2/1/2027 (a)	4,151	4,092
Transocean, Inc. 8.25% 5/15/2029 (a)	13,645	12,626
Transocean, Inc. 8.75% 2/15/2030 (a)	19,454	20,021
Transocean, Inc. 7.50% 4/15/2031	4,260	3,470
Transocean, Inc. 8.50% 5/15/2031 (a)	11,700	10,454
Transocean, Inc. 6.80% 3/15/2038	7,600	5,351
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	10,930	11,489
USA Compression Partners, LP 7.125% 3/15/2029 (a)	10,385	10,650
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	6,714	6,335
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	5,639	5,820
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	16,665	15,437
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	2,725	2,757
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	21,120	21,951
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	8,174	8,833
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	21,775	23,332
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	18,080	18,080
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	16,640	18,026
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	16,345	16,345
Vista Energy Argentina SAU 8.50% 6/10/2033 (a)	17,800	18,011
Vista Energy Argentina SAU 7.625% 12/10/2035 (a)	22,810	22,143
Vital Energy, Inc. 7.875% 4/15/2032 (a)	15,590	13,342
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	12,105	12,055
YPF SA 8.75% 9/11/2031 (a)	1,150	1,190
YPF SA 8.25% 1/17/2034 (a)	2,710	2,716
		1,691,833

Health care 7.00%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	11,180	11,286
AbbVie, Inc. 4.80% 3/15/2029	22,405	22,850
AbbVie, Inc. 3.20% 11/21/2029	7,790	7,454
AbbVie, Inc. 5.05% 3/15/2034	74,959	76,349
AbbVie, Inc. 5.35% 3/15/2044	1,175	1,153
AbbVie, Inc. 5.40% 3/15/2054	25,365	24,682
AbbVie, Inc. 5.50% 3/15/2064	3,025	2,936
AdaptHealth, LLC 6.125% 8/1/2028 (a)	2,363	2,369
AdaptHealth, LLC 4.625% 8/1/2029 (a)	8,996	8,486
AdaptHealth, LLC 5.125% 3/1/2030 (a)	11,206	10,658
Amgen, Inc. 5.15% 3/2/2028	20,440	20,891
Amgen, Inc. 5.25% 3/2/2030	28,197	29,062
Amgen, Inc. 4.20% 3/1/2033	11,130	10,688
Amgen, Inc. 5.25% 3/2/2033	32,801	33,600
Amgen, Inc. 5.60% 3/2/2043	3,620	3,593
Amgen, Inc. 4.875% 3/1/2053	5,495	4,803
Amgen, Inc. 5.65% 3/2/2053	19,513	19,066
Amgen, Inc. 5.75% 3/2/2063	20,625	20,067
AstraZeneca Finance, LLC 5.00% 2/26/2034	9,607	9,797
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	5,511	5,430
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	5,435	5,341
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	12,500	11,845
Bausch Health Americas, Inc. 9.25% 4/1/2026 (a)	2,835	2,830
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	10,130	9,655
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	5,899	3,485
Baxter International, Inc. 1.915% 2/1/2027	2,080	2,003
Baxter International, Inc. 2.272% 12/1/2028	1,125	1,048

7	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Baxter International, Inc. 2.539% 2/1/2032	USD1,954	$1,704
Baxter International, Inc. 3.132% 12/1/2051	8,377	5,355
Bayer US Finance, LLC 6.50% 11/21/2033 (a)	11,615	12,459
Bayer US Finance, LLC 6.875% 11/21/2053 (a)	12,756	13,556
Biocon Biologics Global PLC 6.67% 10/9/2029 (a)	3,200	3,042
Bristol-Myers Squibb Co. 5.10% 2/22/2031	943	977
Bristol-Myers Squibb Co. 2.95% 3/15/2032	1,425	1,292
Bristol-Myers Squibb Co. 5.20% 2/22/2034	8,737	8,952
Bristol-Myers Squibb Co. 5.50% 2/22/2044	5,130	5,090
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,635	1,753
Bristol-Myers Squibb Co. 5.55% 2/22/2054	26,906	26,268
Bristol-Myers Squibb Co. 6.40% 11/15/2063	3,260	3,534
Bristol-Myers Squibb Co. 5.65% 2/22/2064	4,115	3,999
Centene Corp. 2.45% 7/15/2028	2,337	2,172
Centene Corp. 3.00% 10/15/2030	435	389
Centene Corp. 2.50% 3/1/2031	2,519	2,170
Centene Corp. 2.625% 8/1/2031	4,300	3,687
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	3,503	3,401
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)	15,235	15,016
CHS / Community Health Systems, Inc. 6.875% 4/15/2029 (a)	1,200	958
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,980	1,758
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	1,955	2,074
Cigna Group (The) 5.25% 2/15/2034	2,129	2,164
CVS Health Corp. 1.75% 8/21/2030	3,510	3,035
CVS Health Corp. 6.00% 6/1/2044	19,360	19,150
CVS Health Corp. 5.625% 2/21/2053	2,390	2,212
CVS Health Corp. 5.875% 6/1/2053	4,774	4,565
CVS Health Corp. 6.05% 6/1/2054	22,505	22,072
CVS Health Corp. 6.00% 6/1/2063	2,269	2,171
DaVita, Inc. 4.625% 6/1/2030 (a)	7,692	7,375
DaVita, Inc. 6.875% 9/1/2032 (a)	4,232	4,388
DaVita, Inc. 6.75% 7/15/2033 (a)	22,880	23,640
Eli Lilly and Co. 4.60% 8/14/2034	6,292	6,237
Eli Lilly and Co. 5.10% 2/12/2035	7,569	7,761
Eli Lilly and Co. 5.50% 2/12/2055	2,049	2,063
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	19,209	20,358
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (b)(c)	22,961	22,972
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	610	553
Gilead Sciences, Inc. 5.25% 10/15/2033	8,456	8,751
Gilead Sciences, Inc. 5.10% 6/15/2035	21,255	21,536
Gilead Sciences, Inc. 2.80% 10/1/2050	225	142
Gilead Sciences, Inc. 5.55% 10/15/2053	3,940	3,892
Grifols SA 7.50% 5/1/2030	EUR20,730	25,606
Humana, Inc. 5.375% 4/15/2031	USD2,200	2,251
Humana, Inc. 5.95% 3/15/2034	1,050	1,092
Humana, Inc. 5.75% 4/15/2054	4,944	4,609
Humana, Inc. 6.00% 5/1/2055	4,300	4,145
IQVIA, Inc. 5.00% 10/15/2026 (a)	7,845	7,842
IQVIA, Inc. 6.50% 5/15/2030 (a)	4,305	4,441
IQVIA, Inc. 6.25% 6/1/2032 (a)	6,180	6,350
Johnson & Johnson 4.90% 6/1/2031	16,330	16,892
Johnson & Johnson 4.85% 3/1/2032	3,930	4,044
Johnson & Johnson 4.95% 6/1/2034	8,275	8,610
Johnson & Johnson 5.00% 3/1/2035	4,375	4,487
Johnson & Johnson 5.25% 6/1/2054	2,185	2,169
Medline Borrower, LP 3.875% 4/1/2029 (a)	5,545	5,323
Medline Borrower, LP 6.25% 4/1/2029 (a)	7,058	7,259
Medline Borrower, LP 5.25% 10/1/2029 (a)	19,735	19,596
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (b)(c)	2,320	2,323
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	8,740	7,961
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	3,949	4,022
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	25,629	22,996
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	35,002	32,911
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	6,820	6,890
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	383	386
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,425	2,419

American Funds Multi-Sector Income Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	USD7,745	$7,390
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	19,017	17,966
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(h)	15,904	15,646
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	6,260	6,282
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (b)(c)(h)	9,530	9,509
Rede D’Or Finance SARL 4.95% 1/17/2028	590	583
Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,461
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	231	201
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	9,098	9,275
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	3,214	3,182
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	2,645	2,567
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	16,415	17,099
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	8,600	8,774
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	59,751	59,782
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	12,088	12,158
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 3/2/2027 (b)(c)	2,892	2,881
Tenet Healthcare Corp. 6.25% 2/1/2027	1,025	1,026
Tenet Healthcare Corp. 6.125% 10/1/2028	7,480	7,495
Tenet Healthcare Corp. 4.25% 6/1/2029	4,225	4,101
Tenet Healthcare Corp. 6.75% 5/15/2031	3,610	3,737
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	5,319	5,316
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	27,355	28,426
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	20,845	20,981
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	8,070	8,813
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	28,166	31,929
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	4,590	4,691
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	11,615	8,366
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	13,950	14,209
UnitedHealth Group, Inc. 5.15% 7/15/2034	11,567	11,689
UnitedHealth Group, Inc. 5.30% 6/15/2035	32,697	33,338
UnitedHealth Group, Inc. 5.50% 7/15/2044	16,454	16,037
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,518	6,551
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	147
UnitedHealth Group, Inc. 4.75% 5/15/2052	1,210	1,032
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,635	3,529
UnitedHealth Group, Inc. 5.95% 6/15/2055	15,476	15,728
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	137
UnitedHealth Group, Inc. 6.05% 2/15/2063	124	126
Viatris, Inc. 4.00% 6/22/2050	14,975	9,983
		1,283,837

Consumer discretionary 5.38%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,788	1,830
Advance Auto Parts, Inc. 3.90% 4/15/2030	19,357	18,152
Advance Auto Parts, Inc. 3.50% 3/15/2032	45,597	39,961
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(c)(f)	4,292	4,292
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(c)(f)(h)	3,928	3,928
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	7,260	6,430
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	3,400	3,340
Alibaba Group Holding, Ltd. 5.625% 11/26/2054 (a)	1,160	1,139
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	6,344	6,162
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	7,515	7,316
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	22,420	22,745
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	14,107	14,729
Amazon.com, Inc. 3.95% 4/13/2052	1,695	1,339
Arcos Dorados BV 6.125% 5/27/2029 (a)	2,000	2,034
Arcos Dorados BV 6.125% 5/27/2029	460	468
Arcos Dorados BV 6.375% 1/29/2032 (a)	1,155	1,202
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	13,235	12,788
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	2,250	2,142
AutoNation, Inc. 5.89% 3/15/2035	30,000	30,448
Bath & Body Works, Inc. 6.875% 11/1/2035	3,872	4,021

9	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Bath & Body Works, Inc. 6.75% 7/1/2036	USD4,620	$4,703
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (b)(c)	10,043	10,100
Boyd Gaming Corp. 4.75% 12/1/2027	10,765	10,705
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	3,390	3,251
Boyne USA, Inc. 4.75% 5/15/2029 (a)	16,015	15,550
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	6,774	6,470
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	17,085	17,704
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	8,950	9,189
Carnival Corp. 6.00% 5/1/2029 (a)	27,670	27,976
Carnival Corp. 7.00% 8/15/2029 (a)	19,745	20,813
Carnival Corp. 5.75% 3/15/2030 (a)	25,000	25,439
Carnival Corp. 6.125% 2/15/2033 (a)	13,545	13,867
Clarios Global, LP 8.50% 5/15/2027 (a)	5,815	5,851
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	7,795	8,317
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	15,228	14,595
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,559	1,440
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	14,760	13,885
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	461	462
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	141	142
Ford Motor Co. 4.75% 1/15/2043	4,833	3,720
Ford Motor Co. 5.291% 12/8/2046	8,717	7,044
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,000	974
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,500	2,520
Ford Motor Credit Co., LLC 4.95% 5/28/2027	11,440	11,369
Ford Motor Credit Co., LLC 3.815% 11/2/2027	14,275	13,785
Ford Motor Credit Co., LLC 5.918% 3/20/2028	10,535	10,644
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,683	2,781
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,305	4,532
Ford Motor Credit Co., LLC 6.054% 11/5/2031	13,975	13,909
Ford Motor Credit Co., LLC 6.532% 3/19/2032	7,360	7,477
Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,781	2,888
General Motors Financial Co., Inc. 5.45% 7/15/2030	1,025	1,040
General Motors Financial Co., Inc. 5.625% 4/4/2032	800	810
General Motors Financial Co., Inc. 5.45% 9/6/2034	40,577	39,796
General Motors Financial Co., Inc. 5.90% 1/7/2035	4,557	4,584
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	22,615	20,320
Genting New York, LLC 7.25% 10/1/2029 (a)	3,525	3,660
Grand Canyon University 4.375% 10/1/2026	4,903	4,799
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	5,625	5,510
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	3,122	3,308
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (b)(c)	9,637	9,668
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029 (a)	10,644	10,832
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	470	452
Home Depot, Inc. 1.375% 3/15/2031	2,216	1,881
Home Depot, Inc. 4.85% 6/25/2031	10,387	10,658
Home Depot, Inc. 4.95% 6/25/2034	15,457	15,652
Home Depot, Inc. 3.125% 12/15/2049	135	91
Home Depot, Inc. 5.30% 6/25/2054	3,252	3,125
Home Depot, Inc. 5.40% 6/25/2064	10,747	10,331
Hyatt Hotels Corp. 5.75% 3/30/2032	4,190	4,303
Hyundai Capital America 4.875% 6/23/2027 (a)	4,434	4,462
Hyundai Capital America 4.90% 6/23/2028 (a)	1,679	1,691
Hyundai Capital America 5.10% 6/24/2030 (a)	1,071	1,083
International Game Technology PLC 4.125% 4/15/2026 (a)	565	565
International Game Technology PLC 5.25% 1/15/2029 (a)	1,670	1,656
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	11,848	11,531
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	6,555	6,975
Levi Strauss & Co. 3.50% 3/1/2031 (a)	11,680	10,699
Light and Wonder International, Inc. 7.00% 5/15/2028 (a)	5,375	5,394
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	7,335	7,562
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	5,195	5,439
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	5,175	4,939
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	250	238
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	960	917
Marriott International, Inc. 5.35% 3/15/2035	6,540	6,597
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	7,300	7,016

American Funds Multi-Sector Income Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
McDonald’s Corp. 5.00% 5/17/2029	USD3,443	$3,541
McDonald’s Corp. 4.60% 5/15/2030	1,850	1,871
McDonald’s Corp. 4.95% 3/3/2035	4,773	4,772
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	5,400	5,462
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (b)(f)	3	1
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (b)(d)(f)	5	2
NCL Finance, Ltd. 6.125% 3/15/2028 (a)	2,420	2,461
Newell Brands, Inc. 8.50% 6/1/2028 (a)	5,965	6,279
Newell Brands, Inc. 6.375% 5/15/2030	14,400	14,045
Newell Brands, Inc. 6.625% 5/15/2032	15,750	15,064
Newell Brands, Inc. 6.875% 4/1/2036	15,720	15,090
Party City Holdings, Inc. 0% 10/12/2028 (f)(i)	50	— (j)
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(e)(f)(h)	7,834	783
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	5,289	5,478
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	8,155	7,977
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	2,095	2,157
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (a)	11,865	11,813
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	14,325	14,512
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	7,945	8,172
Sally Holdings, LLC 6.75% 3/1/2032	8,589	8,825
Sands China, Ltd. 4.375% 6/18/2030	6,485	6,203
Sands China, Ltd. 3.25% 8/8/2031	1,500	1,325
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	980	945
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.285% 4/4/2029 (b)(c)	8,574	8,573
Service Corp. International 5.75% 10/15/2032	5,890	5,957
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	1,500	1,525
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	14,200	13,788
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	7,680	7,304
Starbucks Corp. 4.80% 5/15/2030	1,725	1,747
Starbucks Corp. 5.40% 5/15/2035	1,000	1,019
Station Casinos, LLC 6.625% 3/15/2032 (a)	5,385	5,510
Studio City Finance, Ltd. 5.00% 1/15/2029	1,965	1,804
Toyota Motor Credit Corp. 1.90% 1/13/2027	5,295	5,117
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	19,935	19,498
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	4,840	4,858
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	5,875	6,074
Valvoline, Inc. 3.625% 6/15/2031 (a)	8,825	7,998
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	1,690	1,778
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (a)	9,295	9,268
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	12,955	12,682
Wynn Macau, Ltd. 5.625% 8/26/2028	4,100	4,033
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	1,494	1,484
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	17,524	18,700
ZF North America Capital, Inc. 6.75% 4/23/2030 (a)	7,300	7,019
		986,666

Communication services 5.28%
Alphabet, Inc. 5.25% 5/15/2055	914	901
Alphabet, Inc. 5.30% 5/15/2065	1,012	992
AT&T, Inc. 5.375% 8/15/2035	1,000	1,019
AT&T, Inc. 3.50% 9/15/2053	10,575	7,163
AT&T, Inc. 3.55% 9/15/2055	10,615	7,168
CCO Holdings, LLC 5.00% 2/1/2028 (a)	9,585	9,503
CCO Holdings, LLC 6.375% 9/1/2029 (a)	3,095	3,159
CCO Holdings, LLC 4.75% 3/1/2030 (a)	13,840	13,419
CCO Holdings, LLC 4.50% 8/15/2030 (a)	6,881	6,565
CCO Holdings, LLC 4.25% 2/1/2031 (a)	19,255	18,000
CCO Holdings, LLC 4.75% 2/1/2032 (a)	904	858
CCO Holdings, LLC 4.50% 5/1/2032	10,972	10,225
CCO Holdings, LLC 4.50% 6/1/2033 (a)	21,577	19,736
CCO Holdings, LLC 4.25% 1/15/2034 (a)	19,160	17,068
Charter Communications Operating, LLC 6.10% 6/1/2029	2,197	2,301
Charter Communications Operating, LLC 4.40% 4/1/2033	11,000	10,361
Charter Communications Operating, LLC 6.65% 2/1/2034	9,680	10,370
Charter Communications Operating, LLC 6.55% 6/1/2034	3,390	3,618

11	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Charter Communications Operating, LLC 6.384% 10/23/2035	USD8,565	$9,000
Charter Communications Operating, LLC 4.80% 3/1/2050	13,008	10,415
Charter Communications Operating, LLC 3.70% 4/1/2051	52,596	35,063
Charter Communications Operating, LLC 3.90% 6/1/2052	17,726	12,176
Charter Communications Operating, LLC 5.25% 4/1/2053	26,312	22,370
Charter Communications Operating, LLC 3.85% 4/1/2061	7,140	4,578
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	5,790	5,476
Comcast Corp. 2.887% 11/1/2051	1,505	917
Comcast Corp. 5.65% 6/1/2054	10,090	9,812
Connect Finco SARL 9.00% 9/15/2029 (a)	56,635	56,996
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	1,400	1,416
CSC Holdings, LLC 5.50% 4/15/2027 (a)	4,570	4,367
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (b)(c)	9,740	9,616
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(h)	81	73
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	14,570	14,532
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (b)(c)	517	520
DISH Network Corp. 11.75% 11/15/2027 (a)	51,585	53,215
EchoStar Corp. 10.75% 11/30/2029	25,345	26,127
EchoStar Corp. 6.75% PIK 11/30/2030 (h)	10,336	9,440
Embarq, LLC 7.995% 6/1/2036	7,795	3,579
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	875	875
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	20,690	20,975
Frontier Communications Holdings, LLC 5.875% 11/1/2029	13,011	13,151
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	10,781	10,929
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	850	890
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	3,655	3,886
Gray Media, Inc. 10.50% 7/15/2029 (a)	21,235	22,829
Gray Media, Inc. 4.75% 10/15/2030 (a)	5,772	4,372
Gray Media, Inc. 5.375% 11/15/2031 (a)	12,807	9,614
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.439% 12/1/2028 (b)(c)	5,033	4,892
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (b)(c)	6,619	6,618
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)	29,368	30,020
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(e)(h)	2,512	867
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(f)(h)	497	497
Meta Platforms, Inc. 4.45% 8/15/2052	38,715	32,665
Meta Platforms, Inc. 5.40% 8/15/2054	5,275	5,148
Netflix, Inc. 4.90% 8/15/2034	798	814
Netflix, Inc. 5.40% 8/15/2054	145	143
News Corp. 3.875% 5/15/2029 (a)	17,372	16,634
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	3,695	3,689
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	16,685	16,264
PLDT, Inc. 2.50% 1/23/2031	5,500	4,935
SBA Tower Trust 1.631% 11/15/2026 (a)	3,870	3,714
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	2,235	2,195
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	9,975	9,587
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	5,585	5,552
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	25,410	23,445
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	35,635	31,699
Snap, Inc. 6.875% 3/1/2033 (a)	35,560	36,511
TEGNA, Inc. 5.00% 9/15/2029	14,430	13,794
Tencent Holdings, Ltd. 3.975% 4/11/2029	1,070	1,060
Tencent Holdings, Ltd. 3.68% 4/22/2041	328	262
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,099	2,105
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	775	527
Tencent Holdings, Ltd. 3.84% 4/22/2051	6,218	4,695
T-Mobile USA, Inc. 3.875% 4/15/2030	300	292
T-Mobile USA, Inc. 2.55% 2/15/2031	13,868	12,421
T-Mobile USA, Inc. 5.125% 5/15/2032	1,493	1,523
T-Mobile USA, Inc. 5.25% 6/15/2055	1,001	915
T-Mobile USA, Inc. 5.875% 11/15/2055	979	979
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,975	3,021
Univision Communications, Inc. 4.50% 5/1/2029 (a)	45,329	41,257
Univision Communications, Inc. 7.375% 6/30/2030 (a)	19,161	18,845
Univision Communications, Inc. 8.50% 7/31/2031 (a)	19,865	19,905
Verizon Communications, Inc. 1.75% 1/20/2031	3,301	2,845
Verizon Communications, Inc. 2.55% 3/21/2031	853	765

American Funds Multi-Sector Income Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	USD2,815	$2,618
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	2,245	2,058
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	16,765	15,612
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	7,550	6,342
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	28,290	19,060
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	15,720	11,043
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,485	1,393
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	2,730	2,553
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (b)(c)	23,857	23,340
Ziggo BV 4.875% 1/15/2030 (a)	2,685	2,511
		967,265

Industrials 4.76%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	4,374	4,536
ADT Security Corp. 4.125% 8/1/2029 (a)	2,160	2,089
Ambipar Lux SARL 9.875% 2/6/2031 (a)	4,870	4,606
Ambipar Lux SARL 10.875% 2/5/2033 (a)	7,170	6,794
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 9/29/2031 (b)(c)	— (j)	— (j)
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	13,522	13,926
American Airlines, Inc. 8.50% 5/15/2029 (a)	7,550	7,921
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.827% 9/23/2031 (b)(c)	3,736	3,740
Aramark Services, Inc. 5.00% 2/1/2028 (a)	11,230	11,196
ATI, Inc. 4.875% 10/1/2029	11,950	11,714
ATI, Inc. 7.25% 8/15/2030	4,140	4,342
ATI, Inc. 5.125% 10/1/2031	6,010	5,879
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,900	1,845
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	3,700	3,569
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	1,110	1,144
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	425	439
BAE Systems PLC 5.30% 3/26/2034 (a)	17,520	17,920
Boeing Co. (The) 2.75% 2/1/2026	500	494
Boeing Co. (The) 2.196% 2/4/2026	25	25
Boeing Co. (The) 3.25% 2/1/2028	1,078	1,046
Boeing Co. (The) 5.15% 5/1/2030	19,896	20,265
Boeing Co. (The) 3.625% 2/1/2031	4	4
Boeing Co. (The) 6.388% 5/1/2031	768	826
Boeing Co. (The) 3.60% 5/1/2034	2,829	2,495
Boeing Co. (The) 6.528% 5/1/2034	25,962	28,225
Boeing Co. (The) 3.50% 3/1/2039	6,404	5,006
Boeing Co. (The) 5.705% 5/1/2040	5,193	5,134
Boeing Co. (The) 5.805% 5/1/2050	1,411	1,354
Boeing Co. (The) 6.858% 5/1/2054	15,172	16,624
Boeing Co. (The) 5.93% 5/1/2060	9,680	9,210
Boeing Co. (The) 7.008% 5/1/2064	2,348	2,581
Bombardier, Inc. 7.125% 6/15/2026 (a)	469	470
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	425	295
Canadian National Railway Co. 4.375% 9/18/2034	5,014	4,836
Canadian Pacific Railway Co. 1.75% 12/2/2026	435	420
Canadian Pacific Railway Co. 4.80% 3/30/2030	7,114	7,232
Canadian Pacific Railway Co. 5.20% 3/30/2035	4,997	5,069
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,139	829
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,550	2,336
Carrier Global Corp. 5.90% 3/15/2034	1,460	1,555
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	3,870	3,713
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	5,420	5,109
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	5,455	5,593
CoreLogic, Inc. 4.50% 5/1/2028 (a)	11,437	10,919
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.941% 6/2/2028 (b)(c)	14,583	14,403
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (b)(c)	4,090	3,980
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.662% 4/12/2028 (b)(c)	141	126
CSX Corp. 4.10% 11/15/2032	4,334	4,206
CSX Corp. 5.20% 11/15/2033	1,166	1,206
CSX Corp. 4.50% 3/15/2049	25	21
CSX Corp. 2.50% 5/15/2051	4,610	2,663
CSX Corp. 4.90% 3/15/2055	1,375	1,235

13	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (a)	USD9,423	$9,659
Embraer Netherlands Finance BV 5.98% 2/11/2035	4,805	4,956
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050 (a)	400	325
Enviri Corp. 5.75% 7/31/2027 (a)	15,029	14,846
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	8,700	9,202
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	33,454	35,593
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	6,775	7,103
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (a)	19,360	19,132
Garda World Security Corp. 8.375% 11/15/2032 (a)	4,135	4,251
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	13,895	14,268
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	12,320	12,874
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	7,190	7,538
Hertz Corp. (The) 4.625% 12/1/2026 (a)	17,630	15,813
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	4,572	3,817
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	894	746
Hexcel Corp. 5.875% 2/26/2035	943	960
Honeywell International, Inc. 5.00% 3/1/2035	9,680	9,747
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,910	4,532
Icahn Enterprises, LP 6.25% 5/15/2026	10,594	10,527
Icahn Enterprises, LP 5.25% 5/15/2027	22,445	21,767
Icahn Enterprises, LP 9.75% 1/15/2029	16,180	15,738
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	6,260	6,205
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	10,450	10,489
Johnson Controls International PLC 4.90% 12/1/2032	2,703	2,719
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	5,476	5,592
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	3,619	3,672
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,181	3,229
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,292
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,861
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (a)	4,934	4,944
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	5,170	5,306
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	27,100	26,420
Norfolk Southern Corp. 5.05% 8/1/2030	2,698	2,789
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,315
Norfolk Southern Corp. 5.10% 5/1/2035	91	91
Norfolk Southern Corp. 5.35% 8/1/2054	18,770	17,944
Northrop Grumman Corp. 4.70% 3/15/2033	1,936	1,931
Northrop Grumman Corp. 4.90% 6/1/2034	653	651
Northrop Grumman Corp. 5.20% 6/1/2054	475	443
OCP SA 3.75% 6/23/2031	7,355	6,604
Paychex, Inc. 5.60% 4/15/2035	1,151	1,190
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.177% 2/1/2028 (b)(c)	7,764	6,863
PM General Purchaser, LLC 9.50% 10/1/2028 (a)	1,327	921
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	22,460	23,194
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,001	1,028
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	961	1,011
Regal Rexnord Corp. 6.30% 2/15/2030	19,360	20,289
Regal Rexnord Corp. 6.40% 4/15/2033	19,360	20,451
Republic Services, Inc. 1.45% 2/15/2031	5,030	4,293
Reworld Holding Corp. 4.875% 12/1/2029 (a)	14,821	14,112
RTX Corp. 6.10% 3/15/2034	5,964	6,451
RTX Corp. 6.40% 3/15/2054	3,020	3,313
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	34,345	35,968
Sensata Technologies BV 4.00% 4/15/2029 (a)	13,545	12,894
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	380	347
Siemens Funding BV 5.20% 5/28/2035 (a)	2,000	2,039
Siemens Funding BV 5.80% 5/28/2055 (a)	5,345	5,522
Siemens Funding BV 5.90% 5/28/2065 (a)	3,773	3,909
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	770	772
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.022% 10/20/2027 (b)(c)	230	232
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,233	1,213
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	1,484	1,638
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	1,800	1,591
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	3,300	3,300
TransDigm, Inc. 6.75% 8/15/2028 (a)	4,565	4,667
TransDigm, Inc. 6.375% 3/1/2029 (a)	4,755	4,884

American Funds Multi-Sector Income Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
TransDigm, Inc. 6.375% 5/31/2033 (a)	USD6,180	$6,201
Union Pacific Corp. 2.80% 2/14/2032	8,904	8,037
Union Pacific Corp. 4.30% 3/1/2049	75	62
Union Pacific Corp. 3.25% 2/5/2050	13	9
Union Pacific Corp. 2.95% 3/10/2052	8,675	5,541
Union Pacific Corp. 4.95% 5/15/2053	1,450	1,318
Union Pacific Corp. 5.60% 12/1/2054	1,226	1,221
United Rentals (North America), Inc. 5.25% 1/15/2030	5,130	5,147
United Rentals (North America), Inc. 3.75% 1/15/2032	4,450	4,091
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	5,935	6,121
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	480	492
Waste Management, Inc. 4.625% 2/15/2030	9,680	9,817
Waste Management, Inc. 4.80% 3/15/2032	3,763	3,822
Waste Management, Inc. 4.95% 3/15/2035	7,746	7,782
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	3,945	4,105
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	6,760	6,849
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	9,770	10,165
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	5,515	5,704
		873,632

Information technology 4.44%
Accenture Capital, Inc. 4.50% 10/4/2034	1,263	1,230
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	26,640	27,338
ams-OSRAM AG 12.25% 3/30/2029 (a)	4,775	5,099
Analog Devices, Inc. 5.05% 4/1/2034	2,254	2,312
Analog Devices, Inc. 2.95% 10/1/2051	3,589	2,332
Analog Devices, Inc. 5.30% 4/1/2054	1,074	1,036
Apple, Inc. 4.75% 5/12/2035	2,065	2,082
AppLovin Corp. 5.50% 12/1/2034	31,475	31,970
AppLovin Corp. 5.95% 12/1/2054	625	611
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	734	712
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	2,586	2,486
Broadcom Corp. 3.875% 1/15/2027	53	53
Broadcom, Inc. 5.05% 7/12/2029	2,849	2,919
Broadcom, Inc. 5.15% 11/15/2031	14,802	15,234
Broadcom, Inc. 4.55% 2/15/2032	6,095	6,041
Broadcom, Inc. 4.15% 4/15/2032 (a)	7	7
Broadcom, Inc. 3.469% 4/15/2034 (a)	26,387	23,581
Broadcom, Inc. 4.80% 10/15/2034	7,577	7,489
Cisco Systems, Inc. 4.95% 2/26/2031	1,985	2,043
Cisco Systems, Inc. 5.05% 2/26/2034	33,191	33,987
Cisco Systems, Inc. 5.10% 2/24/2035	3,022	3,094
Cisco Systems, Inc. 5.30% 2/26/2054	140	136
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	5,552	5,607
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	35,550	36,882
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	16,455	17,527
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (b)(c)	17,650	17,682
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	8,965	8,740
CommScope, LLC 8.25% 3/1/2027 (a)	5,596	5,579
CommScope, LLC 7.125% 7/1/2028 (a)	3,488	3,431
CommScope, LLC 4.75% 9/1/2029 (a)	5,156	5,040
CommScope, LLC 9.50% 12/15/2031 (a)	6,825	7,152
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (b)(c)	7,310	7,411
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	32,854	34,937
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	6,685	6,853
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (b)(c)	3,000	3,068
Fair Isaac Corp. 6.00% 5/15/2033 (a)	13,450	13,607
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(g)	15,781	15,900
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(g)	340	342
Gartner, Inc. 3.75% 10/1/2030 (a)	2,540	2,378
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	48,129	49,550
Hughes Satellite Systems Corp. 6.625% 8/1/2026	5,301	3,779
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	29,345	30,284
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (b)(c)	6,975	6,997

15	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Microchip Technology, Inc. 5.05% 3/15/2029	USD14,835	$15,076
Microchip Technology, Inc. 5.05% 2/15/2030	17,252	17,508
Micron Technology, Inc. 6.05% 11/1/2035	25,000	26,174
NCR Atleos Corp. 9.50% 4/1/2029 (a)	10,964	12,018
Oracle Corp. 5.25% 2/3/2032	2,950	3,027
Oracle Corp. 5.50% 8/3/2035	46,151	47,194
Roper Technologies, Inc. 4.90% 10/15/2034	11,732	11,575
ServiceNow, Inc. 1.40% 9/1/2030	6,118	5,304
Shift4 Payments, LLC, 6.75% 8/15/2032 (a)	6,490	6,744
Synopsys, Inc. 5.15% 4/1/2035	21,570	21,750
Synopsys, Inc. 5.70% 4/1/2055	49,594	49,344
Texas Instruments, Inc. 5.10% 5/23/2035	1,000	1,019
UKG, Inc. 6.875% 2/1/2031 (a)	30,100	31,250
Unisys Corp. 10.625% 1/15/2031 (a)	32,924	33,942
Viasat, Inc. 5.625% 4/15/2027 (a)	13,580	13,535
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)(h)	10,752	10,876
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)(h)	7,513	7,600
X.Ai Corp. 12.50% 6/30/2030	45,000	45,000
		813,474

Utilities 4.26%
Aegea Finance SARL 9.00% 1/20/2031 (a)	17,235	18,317
AEP Transmission Co., LLC 5.375% 6/15/2035	900	920
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	2,783	2,550
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (a)	823	754
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	2,825	2,080
Alliant Energy Finance, LLC 3.60% 3/1/2032 (a)	2,055	1,863
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,555	3,641
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	1,585	1,584
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030 (a)	205	202
Comision Federal de Electricidad 6.45% 1/24/2035 (a)	8,580	8,480
Consumers Energy Co. 4.625% 5/15/2033	2,675	2,653
Consumers Energy Co. 5.05% 5/15/2035	11,100	11,183
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,820	4,631
Duke Energy Progress, LLC 2.00% 8/15/2031	2,830	2,459
Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	637
Edison International 4.125% 3/15/2028	12,745	12,307
Edison International 5.25% 11/15/2028	8,152	8,072
Edison International 5.45% 6/15/2029	3,216	3,182
Edison International 6.95% 11/15/2029	11,953	12,431
Edison International 6.25% 3/15/2030	6,779	6,887
Edison International 5.25% 3/15/2032	28,399	26,959
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (d)	3,870	3,355
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (d)	12,320	11,702
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(d)	13,550	15,317
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	500	462
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	185
Enfragen Energia Sur SA 5.375% 12/30/2030	6,100	5,467
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (a)	3,670	3,619
Eversource Energy 5.50% 1/1/2034	4,625	4,713
FirstEnergy Corp. 2.65% 3/1/2030	16,545	15,199
FirstEnergy Corp. 2.25% 9/1/2030	1,469	1,305
Florida Power & Light Co. 5.10% 4/1/2033	3,156	3,228
Florida Power & Light Co. 5.30% 6/15/2034	21,655	22,331
Florida Power & Light Co. 5.60% 6/15/2054	975	972
Greenko Dutch BV 3.85% 3/29/2026 (a)	3,773	3,708
Instituto Costarricense de Electricidad 6.75% 10/7/2031	4,900	5,057
Investment Energy Resources, Ltd. 6.25% 4/26/2029 (a)	350	343
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	6,010	6,204
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	4,067	3,568
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,425	1,421
Light Energia SA 4.375% 6/18/2026	3,438	3,199

American Funds Multi-Sector Income Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Light Servicos de Eletricidade SA 4.21% 12/19/2032	USD1,526	$816
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (h)	655	151
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)	23,410	24,336
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327% 3/28/2031 (b)(c)	4,772	4,788
Minejesa Capital BV 4.625% 8/10/2030	3,158	3,121
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,303
Northern States Power Co. 5.05% 5/15/2035	600	606
Northern States Power Co. 5.65% 5/15/2055	2,612	2,610
Pacific Gas and Electric Co. 2.10% 8/1/2027	17,158	16,255
Pacific Gas and Electric Co. 4.65% 8/1/2028	125	124
Pacific Gas and Electric Co. 4.55% 7/1/2030	16,876	16,480
Pacific Gas and Electric Co. 2.50% 2/1/2031	17,031	14,793
Pacific Gas and Electric Co. 3.25% 6/1/2031	3,382	3,037
Pacific Gas and Electric Co. 4.40% 3/1/2032	5,384	5,054
Pacific Gas and Electric Co. 6.40% 6/15/2033	18,361	19,203
Pacific Gas and Electric Co. 6.95% 3/15/2034	463	499
Pacific Gas and Electric Co. 5.70% 3/1/2035	2,512	2,491
Pacific Gas and Electric Co. 3.30% 8/1/2040	515	369
Pacific Gas and Electric Co. 4.95% 7/1/2050	42,355	34,181
Pacific Gas and Electric Co. 3.50% 8/1/2050	18,723	12,021
Pacific Gas and Electric Co. 5.90% 10/1/2054	16,189	14,697
PacifiCorp 5.45% 2/15/2034	5,778	5,863
PacifiCorp 3.30% 3/15/2051	5,913	3,849
PacifiCorp 2.90% 6/15/2052	4,232	2,509
PacifiCorp 5.35% 12/1/2053	18,730	16,856
PacifiCorp 5.50% 5/15/2054	22,826	21,019
PacifiCorp 5.80% 1/15/2055	14,595	13,983
PECO Energy Co. 5.25% 9/15/2054	363	345
PG&E Corp. 5.00% 7/1/2028	1,560	1,520
PG&E Corp. 5.25% 7/1/2030	21,195	20,204
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (d)	43,440	41,247
Public Service Electric and Gas Co. 1.90% 8/15/2031	5,783	5,009
Public Service Electric and Gas Co. 5.05% 3/1/2035	14,427	14,592
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	2,675	2,708
Saavi Energia SARL 8.875% 2/10/2035 (a)	4,875	5,093
SAEL, Ltd. 7.80% 7/31/2031 (a)	991	966
SAEL, Ltd. 7.80% 7/31/2031	583	568
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (d)	555	549
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (d)	2,967	2,984
Southern California Edison Co. 3.65% 3/1/2028	209	203
Southern California Edison Co. 5.65% 10/1/2028	6,430	6,589
Southern California Edison Co. 2.85% 8/1/2029	10,928	10,118
Southern California Edison Co. 2.25% 6/1/2030	2,570	2,258
Southern California Edison Co. 2.50% 6/1/2031	10,440	9,072
Southern California Edison Co. 5.45% 6/1/2031	2,166	2,205
Southern California Edison Co. 5.20% 6/1/2034	21,945	21,298
Southern California Edison Co. 5.45% 3/1/2035	24,629	24,192
Southern California Edison Co. 3.60% 2/1/2045	3,125	2,153
Southern California Edison Co. 4.00% 4/1/2047	5,680	4,085
Southern California Edison Co. 4.125% 3/1/2048	3,389	2,462
Southern California Edison Co. 3.65% 2/1/2050	1,015	672
Southern California Edison Co. 2.95% 2/1/2051	932	547
Southern California Edison Co. 3.65% 6/1/2051	250	166
Southern California Edison Co. 3.45% 2/1/2052	306	193
Southern California Edison Co. 5.90% 3/1/2055	18,868	17,277
Southern California Edison Co. 6.20% 9/15/2055	7,910	7,582
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	16,134	17,301
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (b)(c)	4,366	4,382
Tampa Electric Co. 5.15% 3/1/2035	13,840	13,912
Union Electric Co. 5.25% 4/15/2035	4,300	4,393
Union Electric Co. 2.625% 3/15/2051	1,820	1,088
Union Electric Co. 5.125% 3/15/2055	400	370

17	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Wisconsin Electric Power Co. 4.60% 10/1/2034	USD325	$322
Wisconsin Electric Power Co. 5.05% 10/1/2054	150	136
Wisconsin Power and Light Co. 1.95% 9/16/2031	1,275	1,095
Xcel Energy, Inc. 3.35% 12/1/2026	1,130	1,115
Xcel Energy, Inc. 2.60% 12/1/2029	308	285
Xcel Energy, Inc. 2.35% 11/15/2031	1,605	1,390
Xcel Energy, Inc. 5.45% 8/15/2033	10,695	10,916
Xcel Energy, Inc. 5.50% 3/15/2034	3,360	3,415
Xcel Energy, Inc. 5.60% 4/15/2035	14,815	15,132
Xcel Energy, Inc. 3.50% 12/1/2049	1,420	974
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	12,333	12,231
		780,475

Materials 4.19%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	2,634	2,801
Alpek, SAB de CV 3.25% 2/25/2031	8,035	7,048
Alpek, SAB de CV 3.25% 2/25/2031 (a)	1,100	965
ArcelorMittal SA 4.25% 7/16/2029	722	713
ARD Finance SA 7.25% PIK 6/30/2027 (a)(h)	7,774	369
Avient Corp. 6.25% 11/1/2031 (a)	2,950	2,979
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	4,175	4,407
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	10,650	10,592
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	3,002	3,016
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7,166	7,341
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	7,669	7,595
Braskem Netherlands Finance BV 4.50% 1/10/2028	8,462	7,296
Braskem Netherlands Finance BV 4.50% 1/31/2030 (a)	1,170	908
Braskem Netherlands Finance BV 4.50% 1/31/2030	850	659
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	9,246	8,091
Braskem Netherlands Finance BV 8.50% 1/12/2031	5,258	4,601
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	8,203	6,504
Braskem Netherlands Finance BV 7.25% 2/13/2033	7,935	6,291
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	13,495	10,818
Braskem Netherlands Finance BV 5.875% 1/31/2050 (a)	400	252
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	265	248
Capstone Copper Corp. 6.75% 3/31/2033 (a)	3,675	3,765
Celanese US Holdings, LLC 6.85% 11/15/2028	9,804	10,308
Celanese US Holdings, LLC 6.50% 4/15/2030	18,000	18,437
Celanese US Holdings, LLC 6.629% 7/15/2032	31,927	33,494
Celanese US Holdings, LLC 7.20% 11/15/2033	28,191	29,944
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	8,785	8,970
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	630	630
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	405	372
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	11,133	10,971
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	700	678
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	387	331
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	8,430	8,137
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	11,021	10,403
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	24,911	23,407
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	1,565	1,521
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	36,230	35,581
CSN Resources SA 8.875% 12/5/2030 (a)	4,500	4,462
CSN Resources SA 8.875% 12/5/2030	1,693	1,679
CVR Partners, LP 6.125% 6/15/2028 (a)	6,135	6,149
Dow Chemical Co. (The) 5.15% 2/15/2034	1,940	1,941
Dow Chemical Co. (The) 5.35% 3/15/2035	855	851
Dow Chemical Co. (The) 5.55% 11/30/2048	2,547	2,329
Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,237
Dow Chemical Co. (The) 5.60% 2/15/2054	11,664	10,630
Element Solutions, Inc. 3.875% 9/1/2028 (a)	11,360	11,025
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (a)	3,535	3,542
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	27,740	29,476
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (a)	15,650	16,072
Freeport-McMoRan, Inc. 4.25% 3/1/2030	153	150
Freeport-McMoRan, Inc. 5.45% 3/15/2043	183	173

American Funds Multi-Sector Income Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Fresnillo PLC 4.25% 10/2/2050 (a)	USD1,100	$803
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	23,993	21,141
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	6,825	6,042
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	4,055	4,093
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	7,810	7,945
LSB Industries, Inc. 6.25% 10/15/2028 (a)	11,055	10,984
LYB International Finance III, LLC 5.50% 3/1/2034	7,752	7,742
LYB International Finance III, LLC 6.15% 5/15/2035	32,106	33,339
Magnera Corp. 7.25% 11/15/2031 (a)	38,715	36,538
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	15,730	16,008
Methanex Corp. 5.125% 10/15/2027	7,583	7,562
Methanex Corp. 5.25% 12/15/2029	2,795	2,763
Minera Mexico SA de CV, 5.625% 2/12/2032 (a)	12,270	12,492
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	4,335	4,336
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	1,645	1,654
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	7,816	8,009
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	4,126	4,109
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	5,205	5,181
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	3,320	3,195
OCI NV 6.70% 3/16/2033 (a)	21,501	23,816
PT Freeport Indonesia 4.763% 4/14/2027	1,650	1,654
PT Freeport Indonesia 4.763% 4/14/2027 (a)	450	451
PT Freeport Indonesia 6.20% 4/14/2052	3,800	3,732
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,526
PT Krakatau Posco 6.375% 6/11/2029	21,145	21,228
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	6,309	6,492
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	9,680	9,994
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (b)(c)	2,978	2,977
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	21,295	21,104
Sasol Financing USA, LLC 8.75% 5/3/2029 (g)	8,710	8,632
Sasol Financing USA, LLC 5.50% 3/18/2031	9,970	8,202
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	9,555	9,315
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	13,070	12,790
Sealed Air Corp. 4.00% 12/1/2027 (a)	10,999	10,742
Sealed Air Corp. 6.125% 2/1/2028 (a)	11,315	11,488
Stillwater Mining Co. 4.00% 11/16/2026 (g)	10,125	9,899
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	1,495	1,582
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	3,660	3,926
Vale Overseas, Ltd. 6.40% 6/28/2054	14,710	14,471
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(c)(f)(h)	1,161	638
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(c)(f)(h)	1,167	642
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(c)(f)(h)	1,859	1,023
Veritiv Operating Co. 10.50% 11/30/2030 (a)	5,230	5,668
		768,087

Consumer staples 3.79%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	5,460	5,179
Altria Group, Inc. 5.625% 2/6/2035	8,937	9,117
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	3,220	3,289
B&G Foods, Inc. 5.25% 9/15/2027	5,910	5,387
B&G Foods, Inc. 8.00% 9/15/2028 (a)	8,830	8,512
BAT Capital Corp. 5.834% 2/20/2031	1,084	1,141
BAT Capital Corp. 2.726% 3/25/2031	2,660	2,397
BAT Capital Corp. 5.35% 8/15/2032	1,525	1,561
BAT Capital Corp. 6.421% 8/2/2033	5,398	5,865
BAT Capital Corp. 6.00% 2/20/2034	10,840	11,432
BAT Capital Corp. 5.625% 8/15/2035	37,207	37,877
BAT Capital Corp. 5.65% 3/16/2052	2,300	2,145
BAT Capital Corp. 7.081% 8/2/2053	30,438	33,926
BAT Capital Corp. 6.25% 8/15/2055	1,164	1,180
Campbell’s Co. (The) 5.20% 3/21/2029	1,865	1,910
Campbell’s Co. (The) 4.75% 3/23/2035	10,286	9,887
Campbell’s Co. (The) 5.25% 10/13/2054	1,600	1,461

19	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Central Garden & Pet Co. 4.125% 10/15/2030	USD3,485	$3,294
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	17,690	16,442
Coca-Cola Co. 5.20% 1/14/2055	12,322	11,806
Constellation Brands, Inc. 2.875% 5/1/2030	1,040	963
Constellation Brands, Inc. 2.25% 8/1/2031	20,085	17,408
Constellation Brands, Inc. 4.75% 5/9/2032	2,744	2,728
Constellation Brands, Inc. 4.90% 5/1/2033	1,602	1,588
Coty, Inc. 6.625% 7/15/2030 (a)	7,855	8,042
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	16,425	16,656
Diageo Investment Corp. 5.625% 4/15/2035	8,243	8,623
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	6,320	6,714
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	6,595	6,975
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (b)(c)	2,950	2,962
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,450	1,481
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	19,816	20,353
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	613	615
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	5,026	5,100
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	4,803
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	10,980	10,261
InRetail Consumer 3.25% 3/22/2028 (a)	1,100	1,044
Kroger Co. 5.00% 9/15/2034	3,448	3,425
Kroger Co. 5.50% 9/15/2054	7,749	7,361
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	5,145	3,745
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	7,730	7,380
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	735	691
MARB BondCo PLC 3.95% 1/29/2031	15,840	14,056
MARB BondCo PLC 3.95% 1/29/2031 (a)	1,700	1,509
Mars, Inc. 4.80% 3/1/2030 (a)	3,925	3,978
Mars, Inc. 5.00% 3/1/2032 (a)	3,000	3,041
Mars, Inc. 4.75% 4/20/2033 (a)	100	100
Mars, Inc. 5.20% 3/1/2035 (a)	46,429	47,008
Mars, Inc. 5.65% 5/1/2045 (a)	8,864	8,891
Mars, Inc. 5.70% 5/1/2055 (a)	33,151	33,094
Mars, Inc. 5.80% 5/1/2065 (a)	3,173	3,170
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	12,480	13,489
Minerva Luxembourg SA 8.875% 9/13/2033	4,715	5,096
Mondelez International, Inc. 4.75% 8/28/2034	461	456
Mondelez International, Inc. 5.125% 5/6/2035	2,000	2,011
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028 (a)	2,250	2,132
Opal Bidco SAS 6.50% 3/31/2032 (a)	8,015	8,185
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	3,975	3,970
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,902	7,627
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	5,970	6,114
Philip Morris International, Inc. 5.125% 2/13/2031	728	750
Philip Morris International, Inc. 4.75% 11/1/2031	9,436	9,512
Philip Morris International, Inc. 5.75% 11/17/2032	3,636	3,846
Philip Morris International, Inc. 5.375% 2/15/2033	30,210	31,211
Philip Morris International, Inc. 5.625% 9/7/2033	6,050	6,342
Philip Morris International, Inc. 5.25% 2/13/2034	14,619	14,918
Philip Morris International, Inc. 4.90% 11/1/2034	36,859	36,709
Philip Morris International, Inc. 4.875% 4/30/2035	638	630
Post Holdings, Inc. 5.50% 12/15/2029 (a)	3,245	3,233
Post Holdings, Inc. 4.625% 4/15/2030 (a)	12,401	11,933
Post Holdings, Inc. 6.25% 2/15/2032 (a)	7,883	8,111
Post Holdings, Inc. 6.375% 3/1/2033 (a)	29,035	29,372
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	5,175	5,138
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	5,795	5,344
TreeHouse Foods, Inc. 4.00% 9/1/2028	21,285	19,431
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	4,989	4,929
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (b)(c)	3,602	3,647
US Foods, Inc. 4.625% 6/1/2030 (a)	7,920	7,720
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	6,650	6,511
Walmart, Inc. 4.90% 4/28/2035	8,350	8,460
		694,400

American Funds Multi-Sector Income Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate 3.42%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	USD5,405	$4,747
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	11,390	9,345
Boston Properties, LP 2.45% 10/1/2033	14,376	11,495
Boston Properties, LP 6.50% 1/15/2034	13,573	14,538
Boston Properties, LP 5.75% 1/15/2035	39,233	39,507
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	6,816	6,802
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	3,240	2,867
Equinix, Inc. 3.40% 2/15/2052	819	550
ERP Operating, LP 4.65% 9/15/2034	1,485	1,442
FibraSOMA 4.375% 7/22/2031 (a)	3,933	3,073
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	3,549	3,703
Fideicomiso Fibra Uno 8.25% 1/23/2037 (a)	7,745	8,173
Forestar Group, Inc. 6.50% 3/15/2033 (a)	7,560	7,623
Highwoods Realty, LP 7.65% 2/1/2034	15,730	17,794
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	7,826	7,773
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	13,975	13,319
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	7,370	6,806
Hudson Pacific Properties, LP 4.65% 4/1/2029	5,565	5,005
Hudson Pacific Properties, LP 3.25% 1/15/2030	17,955	14,698
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	2,115	2,107
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	2,154	2,138
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	4,410	4,353
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	2,310	2,203
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	2,940	3,025
Kennedy-Wilson, Inc. 4.75% 3/1/2029	16,831	15,789
Kennedy-Wilson, Inc. 4.75% 2/1/2030	34,849	31,950
Kennedy-Wilson, Inc. 5.00% 3/1/2031	31,970	28,843
Kilroy Realty, LP 6.25% 1/15/2036	11,018	10,992
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	1,471	1,433
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	7,465	7,518
MPT Operating Partnership, LP 5.00% 10/15/2027	59,370	54,889
MPT Operating Partnership, LP 3.50% 3/15/2031	23,004	16,285
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	64,479	67,533
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	8,710	8,704
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	10,800	10,471
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	8,865	8,919
Prologis, LP 4.75% 6/15/2033	3,745	3,736
Prologis, LP 5.125% 1/15/2034	3,379	3,422
Prologis, LP 5.00% 3/15/2034	11,745	11,781
Prologis, LP 5.00% 1/31/2035	1,197	1,197
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	780	773
Service Properties Trust 4.75% 10/1/2026	21,044	20,767
Service Properties Trust 4.95% 2/15/2027	8,984	8,873
Service Properties Trust 5.50% 12/15/2027	3,925	3,891
Service Properties Trust 3.95% 1/15/2028	27,352	25,287
Service Properties Trust 8.375% 6/15/2029	7,580	7,890
Service Properties Trust 4.95% 10/1/2029	34,354	30,010
Service Properties Trust 4.375% 2/15/2030	30,146	25,378
Service Properties Trust 8.625% 11/15/2031 (a)	11,710	12,579
VICI Properties, LP 4.95% 2/15/2030	6,970	7,014
VICI Properties, LP 4.125% 8/15/2030 (a)	702	674
VICI Properties, LP 5.625% 4/1/2035	8,093	8,171
		627,855

Municipals 0.08%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	14,338	13,882
Total corporate bonds, notes & loans		11,842,827
Mortgage-backed obligations 17.39%
Commercial mortgage-backed securities 9.49%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (c)(k)	12,268	12,015
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.0921%) 6.392% 6/15/2040 (a)(c)(k)	19,993	20,043
AMSR Trust, Series 2025-SFR1, Class E1, 3.655% 6/17/2042 (a)(k)	1,539	1,391
AMSR Trust, Series 2025-SFR1, Class E2, 3.655% 6/17/2042 (a)(k)	1,449	1,284

21	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.597% 5/15/2053 (c)(k)	USD500	$472
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (a)(c)(k)	19,047	19,360
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.82% 7/15/2049 (c)(k)	3,445	3,319
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (k)	10	10
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028 (c)(k)	9,389	9,968
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032 (c)(k)	8,068	8,177
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032 (c)(k)	7,260	7,109
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.503% 12/15/2052 (c)(k)	6,761	5,964
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (k)	10	10
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.151% 8/15/2055 (c)(k)	5,080	4,818
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (c)(k)	5,438	5,657
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056 (c)(k)	3,005	3,064
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056 (c)(k)	10,537	10,982
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (c)(k)	6,581	6,919
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (c)(k)	3,955	4,232
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056 (c)(k)	3,255	3,434
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (c)(k)	559	602
Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 6.967% 5/15/2057 (c)(k)	2,614	2,715
Bank Commercial Mortgage Trust, Series 2024-BNK47, Class A5, 5.716% 6/15/2057 (k)	11,395	12,001
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057 (c)(k)	2,252	2,313
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (c)(k)	9,932	10,359
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (c)(k)	5,726	5,971
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (c)(k)	5,572	5,798
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.981% 9/15/2060 (c)(k)	2,442	2,192
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (k)	3,870	3,334
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062 (c)(k)	1,935	1,627
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (c)(k)	3,740	3,221
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.349% 1/15/2063 (c)(k)	6,057	5,297
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (c)(k)	8,970	7,614
Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (c)(k)	4,364	4,493
Bank5, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (c)(k)	9,781	10,434
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.231% 3/15/2037 (a)(c)(k)	3,286	3,112
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (c)(k)	8,527	7,231
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (c)(k)	10,648	10,225
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.151% 12/15/2055 (c)(k)	11,933	12,163
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (c)(k)	14,288	14,841
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056 (c)(k)	7,743	8,038
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.611% 7/15/2056 (c)(k)	6,861	7,062
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (k)	759	758
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057 (k)	13,889	14,709
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (c)(k)	1,567	1,579
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057 (c)(k)	6,326	6,633
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class A5, 5.403% 9/15/2057 (k)	21,629	22,266
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057 (k)	4,600	4,572
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057 (c)(k)	5,555	5,684
Barclays Commercial Mortgage Securities, LLC, Series 24-C30, Class A5, 5.532% 11/15/2057 (c)(k)	16,859	17,493
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 5.98% 11/15/2057 (c)(k)	3,200	3,211
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (c)(k)	2,738	2,830
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057 (k)	2,474	2,479
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class C, 5.981% 3/15/2058 (c)(k)	3,803	3,845
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (c)(k)	5,357	5,611
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (c)(k)	2,956	3,112
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062 (k)	13,689	13,906
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029 (k)	12,472	13,107
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (k)	25	25
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.308% 2/15/2051 (c)(k)	2,905	2,604
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (k)	10	10
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (c)(k)	1,445	1,345
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (c)(k)	10	10
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (c)(k)	4,840	4,226
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (c)(k)	1,500	1,101
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (k)	5,325	4,295
Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054 (c)(k)	7,260	5,967
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (c)(k)	1,753	1,614
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (c)(k)	11,871	9,727

American Funds Multi-Sector Income Fund	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.594% 5/15/2055 (c)(k)	USD1,935	$1,673
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055 (c)(k)	13,297	13,817
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (c)(k)	7,260	7,068
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056 (c)(k)	21,893	22,946
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (k)	6,283	6,546
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (c)(k)	6,914	7,307
Benchmark Mortgage Trust, Series 2023-B40, Class C, 7.406% 12/15/2056 (c)(k)	2,805	2,964
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (k)	4,555	4,751
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057 (c)(k)	1,155	1,200
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (c)(k)	5,965	6,339
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (k)	20	19
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (k)	4,404	4,584
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (c)(k)	5,805	5,961
Benchmark Mortgage Trust, Series 2024-V11, Class C, 6.295% 11/15/2057 (k)	10,991	11,222
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (c)(k)	4,710	4,912
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (c)(k)	2,000	2,076
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (c)(k)	5,562	5,832
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.902% 3/15/2041 (a)(c)(k)	6,193	6,198
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (c)(k)	2,981	3,024
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (c)(k)	10,176	10,668
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (c)(k)	4,297	4,448
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056 (c)(k)	2,887	2,978
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(k)	666	592
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(k)	3,598	3,739
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (c)(k)	2,295	2,349
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (c)(k)	5,018	5,255
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057 (c)(k)	3,783	3,906
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759% 7/15/2057 (k)	18,915	19,882
BMO Mortgage Trust, Series 2024-C9, Class C, 6.38% 7/15/2057 (c)(k)	7,223	7,272
BMO Mortgage Trust, Series 2024-C9, Class B, 6.561% 7/15/2057 (c)(k)	5,965	6,321
BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057 (c)(k)	22,666	23,380
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057 (c)(k)	3,830	3,933
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057 (c)(k)	4,337	4,332
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (c)(k)	6,532	6,689
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (c)(k)	2,420	2,503
BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057 (c)(k)	2,455	2,470
BMO Mortgage Trust, Series 2025-C11, Class C, 6.123% 2/15/2058 (c)(k)	2,072	2,106
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.701% 6/15/2041 (a)(c)(k)	10,032	10,029
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.151% 8/15/2041 (a)(c)(k)	6,345	6,388
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.252% 11/15/2026 (a)(c)(k)	22,622	22,718
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.452% 6/15/2027 (a)(c)(k)	9,680	9,777
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.218% 7/15/2029 (a)(c)(k)	13,458	13,417
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.252% 5/15/2034 (a)(c)(k)	7,730	7,739
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.801% 5/15/2034 (a)(c)(k)	2,857	2,862
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 5.314% 9/15/2034 (a)(c)(k)	1,917	1,900
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.813% 9/15/2034 (a)(c)(k)	1,823	1,806
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 6.013% 9/15/2034 (a)(c)(k)	1,365	1,352
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.076% 9/15/2036 (a)(c)(k)	4,137	4,120
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.426% 9/15/2036 (a)(c)(k)	7,043	7,015
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (a)(c)(k)	10,404	10,396
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.151% 4/15/2037 (a)(c)(k)	551	553
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.276% 11/15/2038 (a)(c)(k)	2,556	2,553
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.623% 11/15/2038 (a)(c)(k)	1,247	1,246
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.152% 2/15/2039 (a)(c)(k)	3,000	2,993
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 6.273% 2/15/2039 (a)(c)(k)	2,100	2,097
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.402% 2/15/2039 (a)(c)(k)	3,870	3,859
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.261% 8/15/2039 (a)(c)(k)	7,591	7,601
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 7.401% 8/15/2039 (a)(c)(k)	10,333	10,398
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.009% 8/15/2039 (a)(c)(k)	6,589	6,597
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.005% 8/15/2039 (a)(c)(k)	6,482	6,490
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.102% 10/15/2041 (a)(c)(k)	5,111	5,136
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 11/15/2041 (a)(c)(k)	10,519	10,564
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.903% 11/15/2041 (a)(c)(k)	1,820	1,825
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.851% 11/15/2041 (a)(c)(k)	7,591	7,613

23	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(c)(k)	USD24,155	$23,703
BX Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(c)(k)	1,787	1,820
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.1922%) 6.504% 3/15/2042 (a)(c)(k)	12,538	12,543
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.903% 3/15/2042 (a)(c)(k)	18,408	18,410
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 6.15% 7/15/2042 (a)(c)(k)	12,420	12,468
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10%) 6.40% 7/15/2042 (a)(c)(k)	10,250	10,292
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044 (a)(c)(k)	4,985	4,595
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044 (a)(c)(k)	4,788	4,459
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.404% 3/15/2035 (a)(c)(k)	13,300	13,315
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.50% 3/15/2035 (a)(c)(k)	2,485	2,494
CALI Mortgage Trust, Series 24-SUN, Class C, (1-month USD CME Term SOFR + 2.79%) 7.102% 7/15/2041 (a)(c)(k)	1,794	1,801
CALI Mortgage Trust, Series 24-SUN, Class D, (1-month USD CME Term SOFR + 3.63%) 7.939% 7/15/2041 (a)(c)(k)	2,400	2,410
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.368% 8/15/2041 (a)(c)(k)	7,444	7,445
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (k)	10	10
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.462% 9/15/2028 (a)(c)(k)	11,593	11,618
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(c)(k)	12,593	12,714
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040 (a)(c)(k)	27,313	27,265
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(c)(k)	2,450	2,484
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (c)(k)	1,451	1,407
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.113% 4/10/2048 (c)(k)	2,575	2,345
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (c)(k)	1,775	1,548
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (c)(k)	2,905	2,700
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.684% 11/10/2046 (a)(c)(k)	5,805	4,747
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.777% 4/10/2047 (c)(k)	460	434
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047 (k)	108	103
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.41% 12/10/2047 (c)(k)	261	258
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.529% 10/10/2048 (c)(k)	7,775	7,643
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.529% 10/10/2048 (c)(k)	860	807
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (k)	25	25
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (c)(k)	1,000	833
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.919% 8/12/2043 (a)(c)(k)	1,935	1,851
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043 (a)(c)(k)	18,967	17,543
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040 (a)(c)(k)	21,951	22,581
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040 (a)(c)(k)	3,950	4,142
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(c)(k)	2,040	2,049
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(c)(k)	1,834	1,842
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056 (c)(k)	7,192	7,409
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056 (c)(k)	2,822	2,862
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (a)(c)(k)	6,705	6,714
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.562% 12/15/2029 (a)(c)(k)	12,195	12,219
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C, 8.392% 11/10/2039 (a)(c)(k)	8,898	9,153
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039 (a)(c)(k)	9,580	9,871
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 3/15/2039 (a)(c)(k)	6,742	6,761
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.703% 3/15/2039 (a)(c)(k)	8,954	8,996
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.202% 3/15/2039 (a)(c)(k)	3,713	3,733
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(c)(k)	7,102	7,124
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(c)(k)	9,123	9,081
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(c)(k)	13,085	13,329
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048 (k)	110	109
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (c)(k)	3,870	3,672
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (k)	4,224	3,522
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (a)(c)(k)	3,300	3,306
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.054% 3/15/2042 (a)(c)(k)	2,343	2,346
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.354% 3/15/2042 (a)(c)(k)	1,407	1,408
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042 (a)(c)(k)	9,506	9,507
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.602% 3/15/2042 (a)(c)(k)	12,734	12,492

American Funds Multi-Sector Income Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.252% 5/15/2037 (a)(c)(k)	USD9,680	$9,693
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.752% 5/15/2037 (a)(c)(k)	6,424	6,433
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(k)	1,230	1,206
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(k)	13,022	13,387
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.087% 5/10/2039 (a)(c)(k)	3,052	3,091
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.197% 5/10/2039 (a)(c)(k)	7,596	7,745
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.551% 1/13/2040 (a)(c)(k)	500	519
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(c)(k)	25,854	26,814
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.562% 3/15/2042 (a)(c)(k)	15,000	14,978
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.162% 3/15/2042 (a)(c)(k)	23,700	23,692
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(k)	1,750	1,562
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (a)(c)(k)	437	371
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (a)(c)(k)	8,913	8,932
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 6.254% 11/15/2039 (a)(c)(k)	16,360	16,391
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.554% 11/15/2039 (a)(c)(k)	5,469	5,477
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.602% 12/15/2039 (a)(c)(k)	19,650	19,613
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.85% 12/15/2039 (a)(c)(k)	17,000	16,799
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.666% 3/10/2050 (a)(c)(k)	1,670	1,555
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041 (a)(c)(k)	4,475	4,566
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (k)	2,236	2,182
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048 (c)(k)	3,471	3,456
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.498% 10/15/2048 (c)(k)	74	73
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050 (k)	45	44
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.647% 11/15/2052 (c)(k)	5,130	4,741
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (c)(k)	4,421	4,728
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033 (c)(k)	4,456	4,574
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.876% 12/15/2056 (c)(k)	12,876	13,908
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056 (c)(k)	2,469	2,570
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 7.67% 10/25/2049 (a)(c)(k)	1,184	1,204
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.17% 3/25/2050 (a)(c)(k)	8,911	9,066
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.305% 11/25/2053 (a)(c)(k)	8,910	9,254
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.805% 11/25/2053 (a)(c)(k)	25,780	28,909
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (a)(c)(k)	11,586	11,621
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.405% 5/25/2055 (a)(c)(k)	12,046	12,106
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.055% 1/25/2051 (a)(c)(k)	2,640	2,713
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 8.305% 11/25/2051 (a)(c)(k)	3,500	3,618
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(c)(k)	2,519	2,623
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (a)(c)(k)	2,383	2,471
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.378% 2/10/2047 (a)(c)(k)	2,756	2,839
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.204% 2/15/2042 (a)(c)(k)	3,935	3,899
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.753% 2/15/2042 (a)(c)(k)	5,297	5,212
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(k)	3,445	3,295
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(k)	3,000	2,753
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(k)	434	445
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.053% 5/15/2039 (a)(c)(k)	5,875	5,855
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.576% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(k)	4,839	4,820
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.926% 5/15/2038 (a)(c)(k)	1,774	1,763

25	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 6.226% 5/15/2038 (a)(c)(k)	USD2,905	$2,867
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.912% 10/15/2041 (a)(c)(k)	5,518	5,532
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.352% 7/15/2036 (a)(c)(k)	6,196	6,190
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.506% 11/15/2038 (a)(c)(k)	1,296	1,296
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.755% 11/15/2038 (a)(c)(k)	1,742	1,742
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 6.004% 11/15/2038 (a)(c)(k)	2,097	2,097
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.262% 1/15/2039 (a)(c)(k)	15,398	15,201
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 7.012% 1/15/2039 (a)(c)(k)	10,693	10,527
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (a)(c)(k)	9,472	9,401
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.652% 3/15/2042 (a)(c)(k)	42,739	42,456
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.358% 8/15/2050 (c)(k)	3,065	2,904
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048 (c)(k)	743	742
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048 (c)(k)	5,301	5,288
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (c)(k)	6,158	5,994
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (k)	25	25
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.296% 10/15/2050 (c)(k)	4,914	4,537
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (k)	2,808	2,694
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (k)	1,935	1,676
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (c)(k)	9,535	9,969
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057 (c)(k)	4,052	4,080
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057 (a)(k)	3,446	3,375
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.643% 9/17/2057 (c)(k)	3,970	3,935
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class C, 6.333% 11/15/2057 (c)(k)	5,012	5,106
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (c)(k)	1,448	1,501
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (k)	1,722	1,798
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.516% 9/15/2058 (c)(k)	6,535	6,476
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.516% 9/15/2058 (c)(k)	110	103
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.92% 1/15/2059 (c)(k)	5,575	5,458
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057 (c)(k)	3,218	3,061
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (a)(c)(k)	14,738	14,770
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (a)(c)(k)	10,053	10,205
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(c)(k)	4,452	4,515
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (a)(c)(k)	11,453	11,483
		1,738,784

Federal agency mortgage-backed obligations 5.72%
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (k)	6,406	6,524
Fannie Mae Pool #FS8005 6.00% 5/1/2054 (k)	55,991	57,413
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (k)	25,270	25,707
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (k)	52,753	53,661
Fannie Mae Pool #FS8600 6.00% 7/1/2054 (k)	13,533	13,862
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (k)	7,053	7,058
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (k)	6,049	6,151
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (k)	1,941	1,974
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (k)	16,967	17,252
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (k)	22,951	23,363
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (k)	15,386	15,659
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (k)	8,421	8,570
Freddie Mac Pool #SD6800 6.00% 8/1/2054 (k)	32,333	33,042
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (k)	51,243	51,281
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (k)	4,142	4,144
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (k)	1,081	1,099
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (k)	52,511	53,393
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (k)	13,921	14,155
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (k)	12,764	12,770
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (k)(l)	46,328	46,325
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (k)(l)	585,607	595,141
		1,048,544

American Funds Multi-Sector Income Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 2.18%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(c)(k)	USD843	$786
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(c)(k)	125	118
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(k)	1,307	1,199
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(c)(k)	6,514	6,412
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(c)(k)	884	876
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(c)(k)	1,964	1,861
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(c)(k)	1,289	1,238
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(k)	1,103	1,070
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(k)	9,147	8,954
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(d)(k)	12,930	12,552
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (k)	176	173
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.82% 10/25/2039 (a)(c)(k)	4,137	4,230
FARM Mortgage Trust, Series 2024-1, Class B, 5.102% 10/1/2053 (a)(c)(k)	4,402	3,874
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (a)(c)(k)	3,242	2,885
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(k)	30,300	30,537
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(d)(k)	13,603	13,102
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 13.77% 4/25/2028 (c)(k)	5,283	5,398
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (a)(c)(k)	2,000	2,061
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.655% 5/25/2042 (a)(c)(k)	1,400	1,456
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (a)(c)(k)	207	209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (a)(c)(k)	1,460	1,539
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.52% 1/25/2050 (a)(c)(k)	3,920	4,324
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.67% 1/25/2050 (a)(c)(k)	3,000	3,314
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.22% 2/25/2050 (a)(c)(k)	10,867	11,939
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 12.02% 3/25/2050 (a)(c)(k)	1,000	1,214
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.77% 6/25/2050 (a)(c)(k)	11,960	15,524
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 14.42% 7/25/2050 (a)(c)(k)	4,000	5,291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.42% 8/25/2050 (a)(c)(k)	23,335	30,956
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.851% 10/25/2050 (a)(c)(k)	17,878	24,915
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.955% 12/25/2050 (a)(c)(k)	6,575	7,521
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(d)(k)	12,184	11,817
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(c)(k)	29,458	29,841
IRV Trust, Series 2025-200P, Class B, 5.621% 3/14/2047 (a)(c)(k)	17,420	17,462
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(c)(k)	13,577	13,531
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(d)(k)	1,945	1,967
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(d)(k)	1,578	1,593
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(k)	621	621
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(d)(k)	1,861	1,859
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (a)(c)(k)	31	30
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(d)(k)	21,977	22,089
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (a)(k)	7,973	7,513
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041 (a)(k)	5,478	5,146
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(k)	5,504	5,119
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041 (a)(c)(k)	2,964	2,736
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(c)(k)	2,568	2,365
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041 (a)(k)	6,693	6,286
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(k)	2,266	2,110
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042 (a)(k)	8,706	8,047
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.762% 10/17/2041 (a)(c)(k)	8,000	8,039

27	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.262% 10/17/2041 (a)(c)(k)	USD13,143	$13,276
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.139% 4/25/2057 (a)(c)(k)	2,400	2,228
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058 (a)(c)(k)	2,477	2,410
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (a)(c)(k)	3,000	2,547
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	18,749	18,749
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (a)(k)	904	901
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (a)(k)	1,087	1,125
VM Fund I, LLC 8.625% 1/15/2028 (a)(f)	5,337	5,257
		400,192
Total mortgage-backed obligations		3,187,520
Bonds & notes of governments & government agencies outside the U.S. 6.36%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (a)	14,520	13,617
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (a)	12,390	10,873
Abu Dhabi (Emirate of) 1.875% 9/15/2031	8,520	7,439
Abu Dhabi (Emirate of) 3.875% 4/16/2050	21,585	16,833
Abu Dhabi (Emirate of) 5.50% 4/30/2054	3,100	3,093
Abu Dhabi Developmental Holding Co. P.J.S.C. 5.00% 5/6/2035 (a)	4,000	3,998
Albania (Republic of) 5.90% 6/9/2028	EUR4,160	5,200
Albania (Republic of) 4.75% 2/14/2035	2,635	3,107
Angola (Republic of) 8.25% 5/9/2028	USD2,500	2,360
Angola (Republic of) 8.00% 11/26/2029	20,730	18,852
Angola (Republic of) 8.75% 4/14/2032	23,325	20,630
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (d)	9,058	7,247
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (d)	45,701	30,858
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	2,000	2,061
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR900	1,020
Bank Gospodarstwa Krajowego 6.25% 7/9/2054	USD2,000	1,988
Brazil (Federative Republic of) 5.50% 11/6/2030	2,000	2,007
Brazil (Federative Republic of) 4.75% 1/14/2050	11,905	8,422
Bulgaria (Republic of) 3.50% 5/7/2034	EUR4,000	4,765
Chile (Republic of) 3.10% 5/7/2041	USD10,485	7,820
Colombia (Republic of) 4.50% 3/15/2029	300	285
Colombia (Republic of) 3.00% 1/30/2030	12,048	10,445
Colombia (Republic of) 3.25% 4/22/2032	10,375	8,232
Colombia (Republic of) 8.00% 4/20/2033	16,425	17,015
Colombia (Republic of) 7.50% 2/2/2034	10,575	10,541
Colombia (Republic of) 8.50% 4/25/2035	16,990	17,669
Colombia (Republic of) 8.00% 11/14/2035	10,460	10,531
Colombia (Republic of) 7.75% 11/7/2036	8,095	7,929
Colombia (Republic of) 5.625% 2/26/2044	902	669
Colombia (Republic of) 5.00% 6/15/2045	10,784	7,301
Colombia (Republic of) 5.20% 5/15/2049	200	134
Colombia (Republic of) 4.125% 5/15/2051	400	229
Colombia (Republic of) 8.375% 11/7/2054	8,685	8,275
Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,357
Costa Rica (Republic of) 6.125% 2/19/2031 (a)	1,700	1,752
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,230
Cote d’Ivoire (Republic of) 8.075% 4/1/2036 (a)	8,300	8,022
Dominican Republic 4.50% 1/30/2030	7,978	7,595
Dominican Republic 4.50% 1/30/2030 (a)	5,604	5,335
Dominican Republic 7.05% 2/3/2031 (a)	1,850	1,943
Dominican Republic 4.875% 9/23/2032	6,775	6,273
Dominican Republic 5.30% 1/21/2041	1,276	1,103
Dominican Republic 5.30% 1/21/2041 (a)	412	356
Dominican Republic 5.875% 1/30/2060	8,072	6,795
Egypt (Arab Republic of) 5.80% 9/30/2027	2,920	2,865
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	1,084
Egypt (Arab Republic of) 8.625% 2/4/2030 (a)	3,580	3,623
Egypt (Arab Republic of) 5.875% 2/16/2031	13,575	12,029
Egypt (Arab Republic of) 5.875% 2/16/2031 (a)	4,380	3,881
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	2,100	1,948
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	1,391
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	4,800	4,864

American Funds Multi-Sector Income Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (Arab Republic of) 8.50% 1/31/2047	USD1,805	$1,467
Egypt (Arab Republic of) 7.903% 2/21/2048	940	723
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,308
Egypt (Arab Republic of) 8.75% 9/30/2051	7,260	5,967
Egypt (Arab Republic of) 8.15% 11/20/2059	13,170	10,168
Egypt (Arab Republic of) 7.50% 2/16/2061	18,025	13,145
Export-Import Bank of India 3.25% 1/15/2030	10,745	10,122
Gabonese Republic 7.00% 11/24/2031 (a)	6,000	4,785
Gabonese Republic 7.00% 11/24/2031	6,000	4,785
Georgia (Republic of) 2.75% 4/22/2026 (a)	2,880	2,804
Georgia (Republic of) 2.75% 4/22/2026	2,667	2,597
Honduras (Republic of) 6.25% 1/19/2027	17,163	17,195
Honduras (Republic of) 5.625% 6/24/2030	17,320	16,610
Honduras (Republic of) 5.625% 6/24/2030 (a)	3,425	3,285
Hungary (Republic of) 6.25% 9/22/2032 (a)	4,500	4,705
Hungary (Republic of) 6.00% 9/26/2035 (a)	3,145	3,165
Hungary (Republic of), Series Y, 4.50% 6/16/2034	EUR2,905	3,459
Indonesia (Republic of) 6.625% 2/17/2037	USD19,650	21,903
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027 (a)	4,495	4,475
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	3,700	3,725
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	2,888
Kenya (Republic of) 7.25% 2/28/2028	8,670	8,528
Kenya (Republic of) 8.00% 5/22/2032	2,000	1,875
Kenya (Republic of) 9.50% 3/5/2036 (a)	1,285	1,214
Kenya (Republic of) 8.25% 2/28/2048	200	163
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	8,710	9,033
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR1,610	1,924
Morocco (Kingdom of) 5.95% 3/8/2028	USD6,100	6,258
Morocco (Kingdom of) 3.875% 4/2/2029	EUR3,250	3,887
Mozambique (Republic of) 9.00% 9/15/2031	USD20,675	17,104
Nigeria (Republic of) 7.875% 2/16/2032	26,295	24,997
Nigeria (Republic of) 8.25% 9/28/2051 (a)	14,520	12,076
Oman (Sultanate of) 6.75% 10/28/2027	7,115	7,454
Oman (Sultanate of) 5.625% 1/17/2028	10,745	10,994
Oman (Sultanate of) 6.00% 8/1/2029	7,260	7,622
Pakistan (Islamic Republic of) 6.875% 12/5/2027	1,650	1,562
Panama (Republic of) 7.125% 1/29/2026	200	203
Panama (Republic of) 3.16% 1/23/2030	400	362
Panama (Republic of) 2.252% 9/29/2032	15,775	12,079
Panama (Republic of) 6.875% 1/31/2036	10,310	10,276
Panama (Republic of) 8.00% 3/1/2038	3,416	3,669
Panama (Republic of) 4.50% 4/16/2050	12,583	8,532
Panama (Republic of) 4.50% 4/1/2056	4,688	3,050
Panama (Republic of) 3.87% 7/23/2060	8,032	4,599
Panama (Republic of) 4.50% 1/19/2063	12,914	8,344
Paraguay (Republic of) 2.739% 1/29/2033	6,775	5,787
Peru (Republic of) 2.783% 1/23/2031	1,200	1,078
Peru (Republic of) 3.00% 1/15/2034	16,830	14,219
Peru (Republic of) 5.50% 3/30/2036	17,377	17,410
Peru (Republic of) 6.55% 3/14/2037	9,195	10,002
Peru (Republic of) 3.55% 3/10/2051	1,200	827
Peru (Republic of) 5.875% 8/8/2054	4,625	4,472
Peru (Republic of) 2.78% 12/1/2060	14,904	8,044
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,390	9,021
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	1,300	1,249
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	3,925	4,021
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (a)	800	678
Philippines (Republic of) 3.00% 2/1/2028	8,035	7,769
Philippines (Republic of) 1.648% 6/10/2031	1,200	1,020
Philippines (Republic of) 3.95% 1/20/2040	8,905	7,688
Philippines (Republic of) 3.70% 2/2/2042	2,500	2,004
Philippines (Republic of) 2.95% 5/5/2045	6,287	4,313
Philippines (Republic of) 2.65% 12/10/2045	4,700	3,053
Philippines (Republic of) 3.20% 7/6/2046	12,763	9,001
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,275
Poland (Republic of) 4.875% 10/4/2033	10,360	10,313
Poland (Republic of) 5.50% 3/18/2054	2,905	2,703

29	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Qatar (State of) 3.75% 4/16/2030 (a)	USD9,185	$9,006
Qatar (State of) 4.625% 6/2/2046	1,500	1,342
Qatar (State of) 5.103% 4/23/2048	1,600	1,511
Qatar (State of) 4.817% 3/14/2049	13,165	11,837
Qatar (State of) 4.40% 4/16/2050 (a)	7,355	6,228
Republika Srpska 4.75% 4/27/2026	EUR835	956
Romania 5.375% 3/22/2031	17,525	20,734
Romania 2.00% 1/28/2032	7,260	6,955
Romania 2.00% 1/28/2032	3,195	3,061
Romania 2.00% 4/14/2033	2,635	2,382
Romania 6.375% 1/30/2034 (a)	USD12,288	12,059
Romania 6.375% 1/30/2034	5,750	5,643
Romania 3.50% 4/3/2034	EUR30	30
Romania 6.00% 9/24/2044	1,450	1,573
Romania 5.125% 6/15/2048	USD2,804	2,157
Romania 5.125% 6/15/2048 (a)	300	231
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	7,745	7,767
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	5,800	6,054
Saudi Arabia (Kingdom of) 5.00% 1/18/2053 (a)	14,230	12,147
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	20,615	19,671
Senegal (Republic of) 4.75% 3/13/2028	EUR7,355	6,859
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,399
Senegal (Republic of) 6.25% 5/23/2033	USD1,100	727
Senegal (Republic of) 5.375% 6/8/2037	EUR4,625	3,373
Senegal (Republic of) 6.75% 3/13/2048	USD47,135	28,558
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (a)	5,455	5,438
South Africa (Republic of) 4.30% 10/12/2028	10,560	10,210
South Africa (Republic of) 5.875% 4/20/2032	6,000	5,881
South Africa (Republic of) 6.25% 3/8/2041	4,650	4,027
South Africa (Republic of) 5.65% 9/27/2047	10,285	7,707
Sri Lanka (Democratic Socialist Republic of) 4.00% 4/15/2028 (a)	761	717
Sri Lanka (Democratic Socialist Republic of) 3.10% 1/15/2030 (3.35% on 7/15/2027) (a)(d)	806	721
Sri Lanka (Democratic Socialist Republic of) 3.35% 3/15/2033 (3.60% on 9/15/2027) (a)(d)	1,532	1,240
Sri Lanka (Democratic Socialist Republic of) 3.60% 6/15/2035 (5.10% on 12/15/2027) (a)(d)	1,068	735
Sri Lanka (Democratic Socialist Republic of) 3.60% 5/15/2036 (3.85% on 11/15/2027) (a)(d)	741	605
Sri Lanka (Democratic Socialist Republic of) 3.60% 2/15/2038 (3.85% on 8/15/2027) (a)(d)	1,433	1,167
Turkey (Republic of) 7.625% 4/26/2029	2,450	2,568
Turkey (Republic of) 5.875% 6/26/2031	29,280	27,918
Turkey (Republic of) 7.125% 7/17/2032	2,000	2,004
Turkey (Republic of) 6.50% 9/20/2033	11,615	11,187
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	27,295	19,276
United Mexican States 3.75% 1/11/2028	200	196
United Mexican States 4.50% 4/22/2029	14,220	14,022
United Mexican States 4.75% 4/27/2032	20,425	19,453
United Mexican States 5.85% 7/2/2032	3,258	3,301
United Mexican States 6.35% 2/9/2035	3,500	3,590
United Mexican States 6.00% 5/7/2036	9,400	9,300
United Mexican States 6.875% 5/13/2037	14,035	14,672
United Mexican States 6.625% 1/29/2038	13,800	14,028
United Mexican States 6.05% 1/11/2040	13,164	12,595
United Mexican States 4.75% 3/8/2044	200	158
United Mexican States 5.00% 4/27/2051	1,200	934
United Mexican States 6.338% 5/4/2053	6,865	6,316
United Mexican States 6.40% 5/7/2054	3,205	2,958
United Mexican States 7.375% 5/13/2055	7,385	7,642
United Mexican States 3.75% 4/19/2071	3,250	1,850
		1,166,600
Asset-backed obligations 5.76%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.868% 4/15/2034 (a)(c)(k)	2,500	2,490
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028 (a)(k)	2,055	2,069
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028 (a)(k)	2,553	2,576
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028 (a)(k)	299	299
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028 (a)(k)	795	797
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029 (a)(k)	13,725	13,888
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(k)	3,800	3,981

American Funds Multi-Sector Income Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(k)	USD7,640	$7,909
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(k)	9,514	10,242
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(k)	9,514	10,034
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(k)	4,584	4,735
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(k)	7,049	7,316
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(k)	4,387	4,476
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (a)(k)	2,091	2,114
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (a)(k)	18,390	18,329
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(k)	13,450	13,459
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (a)(k)	14,800	15,031
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026 (a)(k)	3,333	3,324
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(k)	100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(k)	1,062	1,031
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(k)	551	534
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (a)(k)	8,000	7,820
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028 (a)(k)	3,716	3,780
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (a)(k)	9,063	9,264
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(k)	1,879	1,908
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(k)	1,994	2,030
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(k)	5,007	5,107
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.443% 4/25/2034 (a)(c)(k)	4,500	4,509
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031 (a)(k)	52	52
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(k)	300	300
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(k)	4,583	4,430
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033 (a)(k)	1,420	1,358
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.924% 5/17/2031 (a)(c)(k)	13,890	13,849
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(k)	1,770	1,662
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(k)	537	505
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(k)	418	425
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (k)	1,790	1,802
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (k)	6,952	7,073
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (k)	8,369	8,547
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(k)	3,803	3,818
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (k)	91	88
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(k)	2,121	1,956
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(k)	144	139
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(k)	8,006	8,129
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(k)	544	550
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(k)	308	285
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(k)	94	91
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(k)	13,992	14,038
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(k)	18,610	18,814
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(k)	1,114	1,135
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(k)	450	454
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(k)	144	136
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(k)	189	178
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028 (a)(k)	5,805	5,811
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(k)	1,176	1,186
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(k)	589	601
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(k)	3,267	3,314
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(k)	8,000	8,878
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(k)	3,100	3,218
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(k)	15,225	15,719
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032 (a)(k)	6,000	6,013
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032 (a)(k)	7,745	7,777
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033 (a)(k)	9,680	9,937
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(k)	3,795	3,898
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(k)	4,374	4,539
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(k)	5,298	5,359
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (a)(k)	55	55
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(k)	9,159	9,307
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(k)	9,469	9,861
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(k)	87	80
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(k)	2,757	2,797

31	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
EquipmentShare, Series 2025-1M, Class B, 5.31% 9/26/2033 (a)(k)	USD3,562	$3,588
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(k)	11,994	12,081
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(k)	1,392	1,404
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(k)	957	966
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (k)	106	106
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(k)	9,863	11,178
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(k)	4,243	4,591
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (k)	5,409	5,526
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(k)	12,466	13,579
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(k)	18,459	20,203
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(k)	29,214	31,827
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(k)	10,258	10,712
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.119% 10/20/2032 (a)(c)(k)	4,590	4,598
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.164% 4/23/2036 (a)(c)(k)	7,465	7,465
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(k)	79	74
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(k)	1,928	1,756
Generate CLO, Ltd., Series 2023-12, Class D, (3-month USD CME Term SOFR + 5.25%) 9.519% 7/20/2036 (a)(c)(k)	2,000	2,003
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041 (a)(k)	1,120	1,039
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (a)(k)	208	202
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(k)	237	228
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(k)	463	428
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(k)	2,638	2,703
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(k)	3,100	3,347
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(k)	6,660	7,307
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(k)	4,227	4,416
GLS Auto Receivables Trust, Series 2024-3A, Class E, 7.25% 6/16/2031 (a)(k)	4,943	5,049
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031 (a)(k)	4,391	4,537
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD CME Term SOFR + 1.464%) 5.784% 4/25/2035 (a)(c)(k)	3	3
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(k)	2,688	2,720
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(k)	6,554	6,648
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (a)(k)	9,680	9,853
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(k)	9,556	9,136
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (a)(k)	7,512	7,798
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (a)(k)	4,777	4,950
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(k)	826	793
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (a)(k)	27,490	26,373
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(k)	1,744	1,784
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(k)	6,596	6,628
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(k)	2,828	2,825
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(k)	1,500	1,541
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(k)	7,661	7,632
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(k)	2,621	2,573
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/26/2031 (a)(k)	2,263	2,287
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(k)	5,247	5,259
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041 (a)(k)	7,390	6,822
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(k)	4,070	3,861
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(k)	3,441	3,468
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(k)	958	981
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 7.931% 11/16/2034 (a)(c)(k)	2,000	2,001
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028 (a)(k)	16,499	16,525
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028 (a)(k)	15,142	15,165
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(k)	1,597	1,610
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (a)(k)	9,435	9,529
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(k)	5,700	5,808
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(k)	13,473	13,481
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.89% 9/15/2031 (a)(k)	1,658	1,662
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 6.13% 9/15/2031 (a)(k)	1,139	1,142
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 6.47% 9/15/2031 (a)(k)	1,143	1,146
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 9.04% 9/15/2031 (a)(k)	3,935	3,943
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 12.39% 9/15/2031 (a)(k)	7,000	7,016
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(k)	3,003	3,025
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(k)	2,785	2,801
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(k)	2,289	2,305
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(k)	2,645	2,662

American Funds Multi-Sector Income Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(k)	USD2,926	$2,739
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (a)(k)	666	621
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(k)	1,889	1,666
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(k)	3,920	3,694
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(k)	5,500	5,051
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.369% 7/20/2034 (a)(c)(k)	5,500	5,489
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (a)(k)	14,793	14,901
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(k)	908	923
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(k)	3,801	3,894
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(k)	1,543	1,536
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(k)	1,095	1,093
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031 (a)(k)	920	908
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031 (a)(k)	364	360
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.532% 10/25/2036 (a)(c)(k)	5,133	5,151
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.432% 10/25/2036 (a)(c)(k)	4,162	4,188
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.956% 1/15/2033 (a)(c)(k)	9,680	9,672
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.756% 1/15/2033 (a)(c)(k)	5,225	5,201
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(k)	5,026	5,090
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(k)	1,500	1,604
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030 (a)(k)	10,170	11,049
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(k)	2,050	2,122
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.88% 4/17/2036 (a)(c)(k)	12,585	12,589
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.269% 7/20/2036 (a)(c)(k)	10,530	10,530
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(k)	1,051	1,051
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(k)	13,384	13,439
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(k)	996	1,029
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(k)	214	193
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(k)	3,879	3,523
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(k)	3,094	2,811
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(k)	10,604	11,401
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(k)	13,298	13,466
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(k)	903	843
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(k)	6,986	6,958
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(k)	29,616	31,079
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(k)	20,325	20,866
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(k)	12,244	12,410
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(k)	2,192	2,046
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(k)	932	901
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 6.056% 7/15/2032 (a)(c)(k)	12,807	12,776
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 7.056% 7/15/2032 (a)(c)(k)	8,918	8,802
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(k)	679	666
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(k)	591	567
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (a)(k)	581	554
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(k)	7,011	6,986
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(k)	8,278	8,270
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (a)(k)	4,291	4,261
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(k)	1,421	1,374
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(k)	1,649	1,568
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(k)	263	249
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(k)	241	222
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(k)	6,709	6,709
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(k)	9,397	9,396
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (a)(k)	866	830
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(k)	1,418	1,277
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(k)	262	249
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(k)	2,248	2,041
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(k)	10,645	10,894
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2034 (a)(c)(k)	6,268	6,279
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.019% 4/20/2034 (a)(c)(k)	6,641	6,659
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 6.139% 4/20/2037 (a)(c)(k)	3,804	3,807
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028 (a)(k)	17,353	17,743
		1,056,250

33	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 2.41%
U.S. Treasury 2.41%
U.S. Treasury 3.875% 5/31/2027	USD1,465	$1,468
U.S. Treasury 3.75% 6/30/2027	2,178	2,179
U.S. Treasury 3.875% 6/15/2028	38,335	38,537
U.S. Treasury 4.25% 6/30/2029	1,937	1,973
U.S. Treasury 4.00% 7/31/2029	814	822
U.S. Treasury 4.25% 1/31/2030 (m)	5,000	5,099
U.S. Treasury 4.00% 5/31/2030	18,136	18,754
U.S. Treasury 3.875% 6/30/2030	162,132	162,759
U.S. Treasury 4.625% 5/31/2031 (m)	2,095	2,175
U.S. Treasury 4.00% 6/30/2032	1,431	1,432
U.S. Treasury 4.375% 5/15/2034	2,654	2,696
U.S. Treasury 4.25% 11/15/2034 (m)	6,969	6,992
U.S. Treasury 4.25% 5/15/2035 (m)	132,143	132,319
U.S. Treasury 5.00% 5/15/2045 (m)	53,630	55,084
U.S. Treasury 4.75% 11/15/2053	1,838	1,820
U.S. Treasury 4.25% 2/15/2054	1,181	1,078
U.S. Treasury 4.50% 11/15/2054 (m)	3,630	3,459
U.S. Treasury 4.625% 2/15/2055	2,521	2,454
Total U.S. Treasury bonds & notes		441,100
Municipals 0.36%
California 0.05%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,440	1,202
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,165	1,658
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	6,750	6,771
		9,631

Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	61

Illinois 0.02%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2034	150	150
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	3,890	3,077
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	79	79
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, Assured Guaranty insured, 0% 12/15/2056	1,750	332
		3,638

New Hampshire 0.03%
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-B, 6.82% 6/15/2035 (a)	4,865	4,876

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,980	5,333

Puerto Rico 0.17%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (e)	60	33
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (e)	145	79
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (e)(i)	700	382
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (e)	90	49
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (e)	1,415	773
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (e)	1,935	1,057
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (e)	140	76
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (e)	1,545	844

American Funds Multi-Sector Income Fund	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (e)	USD550	$300
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (e)	65	36
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (e)	80	44
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (e)	45	25
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (e)	155	85
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (e)	2,880	1,580
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (e)	485	266
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (e)	1,625	892
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (e)	460	252
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (e)	1,240	680
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (e)	4,415	2,423
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (e)	455	250
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (e)	455	250
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (e)	2,525	1,386
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (e)	1,660	911
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty insured, 3.469% 7/1/2017 (e)	2,240	1,224
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (e)	20	11
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (e)	520	284
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (e)	4,710	2,573
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (e)	1,000	549
GO Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	488	488
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	997
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,005
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	998
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	857
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	760
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	645
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	819
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	957	819
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,129	782
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	3,504	2,159
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	14,270	4,546
		32,189

Texas 0.05%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(e)	11,342	8,506

Washington 0.01%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (a)	1,825	1,887
Total municipals		66,121
Total bonds, notes & other debt instruments (cost: $17,550,899,000)		17,760,418
Convertible bonds & notes 0.13%
Information technology 0.12%
MicroStrategy, Inc., convertible notes, 0% 12/1/2029 (a)	22,184	21,041

Communication services 0.01%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (h)	1,651	1,949
Total convertible bonds & notes (cost: $20,230,000)		22,990
Common stocks 0.52%	Shares
Utilities 0.19%
Talen Energy Corp. (i)	117,687	34,220
Light SA, units (i)	4,560,228	456
		34,676

35	American Funds Multi-Sector Income Fund

Common stocks (continued)	Shares	Value (000)

Consumer discretionary 0.15%
Aimbridge Topco, LLC (f)(i)	362,523	$27,291
Party City Holdco, Inc. (f)(i)	394,088	— (j)
Party City Holdco, Inc. (a)(f)(i)	3,934	— (j)
NMG Parent, LLC (f)(i)	281	— (j)
		27,291

Information technology 0.13%
Diebold Nixdorf, Inc. (i)	419,100	23,218

Health care 0.03%
Endo, Inc. (i)	292,781	6,144
Endo GUC Trust, Class A1 (a)(i)	145,095	81
Endo, Inc., 1L 7.50% Escrow (f)(i)	4,600,000	— (j)
Endo, Inc., 1L 6.125% Escrow (f)(i)	3,610,000	— (j)
		6,225

Energy 0.02%
New Fortress Energy, Inc., Class A (i)	1,081,186	3,590
Mesquite Energy, Inc. (f)(i)	126	7
		3,597

Communication services 0.00%
DSG TopCo, Inc. (i)	4,305	65
Intelsat SA	1	— (j)
		65

Materials 0.00%
Venator Materials PLC (f)(i)	9,406	— (j)
Total common stocks (cost: $100,775,000)		95,072
Preferred securities 0.06%
Financials 0.06%
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (f)(g)(h)	10,110	10,418

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(i)	5	7
Total preferred securities (cost: $9,963,000)		10,425
Short-term securities 6.05%
Money market investments 6.05%
Capital Group Central Cash Fund 4.35% (n)(o)	11,096,782	1,109,678
Total short-term securities (cost: $1,109,577,000)		1,109,678
Options purchased (equity style) 0.00%
Options purchased (equity style)*		264
Total options purchased (equity style) (cost: $232,000)		264
Total investment securities 103.64% (cost: $18,791,676,000)		18,998,847
Other assets less liabilities (3.64)%		(667,077)
Net assets 100.00%		$18,331,770

American Funds Multi-Sector Income Fund	36

*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	660	12/11/2026	USD98.00	USD165,000	$264
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	8,694	10/3/2025	USD1,808,556	$7,442
5 Year U.S. Treasury Note Futures	Long	11,335	10/3/2025	1,235,515	13,822
10 Year Euro-Bund Futures	Short	218	9/10/2025	(33,422)	173
10 Year U.S. Treasury Note Futures	Long	3,148	9/30/2025	352,969	6,669
10 Year Ultra U.S. Treasury Note Futures	Short	12,244	9/30/2025	(1,399,068)	(35,436)
20 Year U.S. Treasury Bond Futures	Long	3,626	9/30/2025	418,690	15,240
30 Year Euro-Buxl Futures	Short	7	9/10/2025	(979)	10
30 Year Ultra U.S. Treasury Bond Futures	Short	1,682	9/30/2025	(200,368)	(7,337)
					$583
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	4,304	EUR	3,756	Standard Chartered Bank	7/14/2025	$(125)
USD	132,420	EUR	115,815	BNP Paribas	7/15/2025	(4,149)
USD	16,655	EUR	14,479	Bank of America	7/16/2025	(420)
						$(4,694)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 6/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD292,535	$21,958	$17,769	$4,189
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	50,131	1,108	452	656
					$23,066	$18,221	$4,845

37	American Funds Multi-Sector Income Fund

Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 6.05%
Money market investments 6.05%
Capital Group Central Cash Fund 4.35% (n)	$561,373	$3,094,679	$2,546,319	$(60)	$5	$1,109,678	$15,823
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(h)	6/23/2023-3/24/2025	$10,518	$10,876	0.06%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(h)	10/22/2024-3/24/2025	7,286	7,600	0.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023	15,535	15,900	0.09
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023-6/13/2025	340	342	0.00 (r)
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (f)(h)	9/27/2024	9,958	10,418	0.06
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-6/24/2024	9,610	9,899	0.05
Modec Finance BV 7.84% 7/15/2026 (f)	7/28/2023	9,000	9,103	0.05
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	8,867	8,632	0.05
Total		$71,114	$72,770	0.40%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,000,829,000, which represented 43.64% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $270,441,000, which represented 1.48% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Step bond; coupon rate may change at a later date.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $72,770,000, which represented 0.40% of the net assets of the fund.

(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)	Security did not produce income during the last 12 months.
(j)	Amount less than one thousand.
(k)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(l)	Represents securities transacted on a TBA basis.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $32,398,000, which represented 0.18% of the net assets of the fund.
(n)	Rate represents the seven-day yield at 6/30/2025.
(o)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	Amount less than 0.01%.

American Funds Multi-Sector Income Fund	38

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CAB = Capital Appreciation Bonds
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

39	American Funds Multi-Sector Income Fund

Financial statements
Statement of assets and liabilities at June 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $17,682,099)	$17,889,169
Affiliated issuers (cost: $1,109,577)	1,109,678	$18,998,847
Cash		2,743
Cash collateral pledged for futures contracts		16,236
Cash denominated in currencies other than U.S. dollars (cost: $518)		521
Unrealized appreciation on unfunded commitments*		10
Receivables for:
Sales of investments	421,943
Sales of fund’s shares	42,485
Dividends and interest	227,408
Variation margin on futures contracts	6,688
Variation margin on centrally cleared swap contracts	1,128
Other	82	699,734
		19,718,091
Liabilities:
Unrealized depreciation on open forward currency contracts		4,694
Payables for:
Purchases of investments	1,348,744
Repurchases of fund’s shares	18,016
Dividends on fund’s shares	603
Investment advisory services	4,811
Services provided by related parties	1,108
Trustees’ deferred compensation	50
Variation margin on futures contracts	8,191
Variation margin on centrally cleared swap contracts	73
Other	31	1,381,627
Commitments and contingencies*
Net assets at June 30, 2025		$18,331,770
Net assets consist of:
Capital paid in on shares of beneficial interest		$18,335,977
Total distributable earnings (accumulated loss)		(4,207)
Net assets at June 30, 2025		$18,331,770
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	40

Financial statements (continued)
Statement of assets and liabilities at June 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,941,975 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,535,939	162,710	$9.44
Class C	67,262	7,126	9.44
Class T	25	3	9.44
Class F-1	25,684	2,721	9.44
Class F-2	4,432,285	469,534	9.44
Class F-3	1,295,107	137,197	9.44
Class 529-A	35,192	3,728	9.44
Class 529-C	2,099	222	9.44
Class 529-E	1,088	115	9.44
Class 529-T	32	3	9.44
Class 529-F-1	32	3	9.44
Class 529-F-2	17,387	1,842	9.44
Class 529-F-3	12	1	9.44
Class R-1	541	57	9.44
Class R-2	2,738	290	9.44
Class R-2E	91	10	9.44
Class R-3	4,050	429	9.44
Class R-4	3,505	371	9.44
Class R-5E	2,225	236	9.44
Class R-5	1,443	153	9.44
Class R-6	10,905,033	1,155,224	9.44

Refer to the notes to financial statements.

41	American Funds Multi-Sector Income Fund

Financial statements (continued)
Statement of operations for the six months ended June 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $4)	$568,259
Dividends (includes $15,823 from affiliates)	16,359	$584,618
Fees and expenses*:
Investment advisory services	28,330
Distribution services	2,541
Transfer agent services	2,815
Administrative services	2,596
529 plan services	13
Reports to shareholders	166
Registration statement and prospectus	922
Trustees’ compensation	30
Auditing and legal	21
Custodian	103
Other	100
Total fees and expenses before waivers and/or reimbursements	37,637
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	10
Transfer agent services waiver	2
Total fees and expenses after waivers and/or reimbursements		37,625
Net investment income		546,993
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(5,509)
Affiliated issuers	(60)
Futures contracts	19,367
Forward currency contracts	(12,175)
Swap contracts	6,271
In-kind redemptions	13,669
Currency transactions	450	22,013
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	172,843
Affiliated issuers	5
Futures contracts	(10,262)
Forward currency contracts	(6,652)
Swap contracts	5,480
Currency translations	287	161,701
Net realized gain (loss) and unrealized appreciation (depreciation)		183,714
Net increase (decrease) in net assets resulting from operations		$730,707
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	42

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2025*	2024

Operations:
Net investment income	$546,993	$959,391
Net realized gain (loss)	22,013	100,188
Net unrealized appreciation (depreciation)	161,701	(56,406)
Net increase (decrease) in net assets resulting from operations	730,707	1,003,173
Distributions paid or accrued to shareholders	(555,229)	(967,930)
Net capital share transactions	1,200,630	3,645,693
Total increase (decrease) in net assets	1,376,108	3,680,936
Net assets:
Beginning of period	16,955,662	13,274,726
End of period	$18,331,770	$16,955,662
*
Unaudited.
Refer to the notes to financial statements.

43	American Funds Multi-Sector Income Fund

Notes to financial statementsunaudited
1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

American Funds Multi-Sector Income Fund	44

Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

45	American Funds Multi-Sector Income Fund

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Multi-Sector Income Fund	46

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$11,818,618	$24,209	$11,842,827
Mortgage-backed obligations	—	3,163,514	24,006	3,187,520
Bonds & notes of governments & government agencies outside the U.S.	—	1,166,600	—	1,166,600
Asset-backed obligations	—	1,056,250	—	1,056,250
U.S. Treasury bonds & notes	—	441,100	—	441,100
Municipals	—	66,121	—	66,121
Convertible bonds & notes	—	22,990	—	22,990
Common stocks	67,172	602	27,298	95,072
Preferred securities	—	—	10,425	10,425
Short-term securities	1,109,678	—	—	1,109,678
Options purchased on futures (equity style)	264	—	—	264
Total	$1,177,114	$17,735,795	$85,938	$18,998,847

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43,356	$—	$—	$43,356
Unrealized appreciation on centrally cleared credit default swaps	—	4,845	—	4,845
Liabilities:
Unrealized depreciation on futures contracts	(42,773)	—	—	(42,773)
Unrealized depreciation on open forward currency contracts	—	(4,694)	—	(4,694)
Total	$583	$151	$—	$734
*
Future contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

47	American Funds Multi-Sector Income Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Multi-Sector Income Fund	48

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

49	American Funds Multi-Sector Income Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded Commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2025, the fund’s maximum exposure of unfunded bond commitments was $15,692,000, which would represent 0.09% of the net assets of the fund should such commitments become due. Unrealized appreciation of $10,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

American Funds Multi-Sector Income Fund	50

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $14,100,417,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,886,723,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $156,594,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

51	American Funds Multi-Sector Income Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $424,314,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forwards currency contracts and credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$264	Investment securities	$—
Futures	Interest	Unrealized appreciation*	43,356	Unrealized depreciation*	42,773
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	4,694
Swap (centrally cleared)	Credit	Unrealized appreciation*	4,845	Unrealized depreciation*	—
			$48,465		$47,467

Refer to the end of the table(s) for footnote(s).

American Funds Multi-Sector Income Fund	52

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$32
Futures	Interest	Net realized gain (loss) on futures contracts	19,367	Net unrealized appreciation (depreciation) on futures contracts	(10,262)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(12,175)	Net unrealized appreciation (depreciation) on forward currency contracts	(6,652)
Swap	Credit	Net realized gain (loss) on swap contracts	6,271	Net unrealized appreciation (depreciation) on swap contracts	5,480
			$13,463		$(11,402)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, credit default swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Liabilities:
Bank of America	$420	$ —	$ (320)	$ —	$100
BNP Paribas	4,149	—	(3,230)	—	919
Standard Chartered Bank	125	—	—	—	125
Total	$4,694	$ —	$ (3,550)	$ —	$1,144
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

53	American Funds Multi-Sector Income Fund

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$22,822
Capital loss carryforward*	(232,473)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$549,917
Gross unrealized depreciation on investments	(343,701)
Net unrealized appreciation (depreciation) on investments	206,216
Cost of investments	18,775,144
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended June 30,	Year ended December 31,
Share class	2025	2024
Class A	$43,290	$59,525
Class C	1,670	2,083
Class T	1	2
Class F-1	772	1,228
Class F-2	128,315	196,388
Class F-3	38,296	53,566
Class 529-A	978	1,333
Class 529-C	49	78
Class 529-E	30	42
Class 529-T	1	2
Class 529-F-1	1	2
Class 529-F-2	484	635
Class 529-F-3	— †	1
Class R-1	13	13
Class R-2	71	97
Class R-2E	3	4
Class R-3	118	172
Class R-4	103	139
Class R-5E	61	71
Class R-5	45	50
Class R-6	340,928	652,499
Total	$555,229	$967,930
†
Amount less than one thousand.

American Funds Multi-Sector Income Fund	54

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.332% on the first $15.0 billion of daily net assets and decreasing to 0.300% on such assets in excess of $15.0 billion. On March 3, 2025, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2025, decreasing the annual rate to 0.290% on daily net assets in excess of $17.0 billion. CRMC waived investment advisory services fees of $10,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $28,330,000 were reduced to $28,320,000, both of which were equivalent to an annualized rate of 0.327% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2025, unreimbursed expenses subject to reimbursement totaled $1,337,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended June 30, 2025, AFS waived transfer agent services fees of $2,000 for share classes R-3 and R-5E. AFS does not intend to recoup this waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

55	American Funds Multi-Sector Income Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2025, the 529 plan services fees were $13,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the six months ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$2,126	$530	$213	Not applicable
Class C	309	23	9	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	32	15	4	Not applicable
Class F-2	Not applicable	2,206	604	Not applicable
Class F-3	Not applicable	1	177	Not applicable
Class 529-A	36	11	5	$9
Class 529-C	9	1	— *	— *
Class 529-E	3	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	2	4
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	2	— *	— *	Not applicable
Class R-2	10	2	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	10	3	1	Not applicable
Class R-4	4	1	1	Not applicable
Class R-5E	Not applicable	2	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	17	1,580	Not applicable

Total class-specific expenses	$2,541	$2,815	$2,596	$13
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $30,000 in the fund’s statement of operations reflects $29,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.

American Funds Multi-Sector Income Fund	56

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class A	$299,483	32,044	$42,597	4,548	$(130,356)	(14,003)	$211,724	22,589
Class C	17,323	1,855	1,651	176	(9,075)	(977)	9,899	1,054
Class T	—	—	—	—	—	—	—	—
Class F-1	5,524	591	766	82	(4,262)	(457)	2,028	216
Class F-2	1,103,189	118,052	126,305	13,486	(463,254)	(49,780)	766,240	81,758
Class F-3	295,711	31,686	37,847	4,041	(127,749)	(13,736)	205,809	21,991
Class 529-A	8,936	956	973	104	(4,043)	(434)	5,866	626
Class 529-C	666	71	49	5	(317)	(34)	398	42
Class 529-E	160	17	29	3	(64)	(7)	125	13
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	4,260	457	483	52	(993)	(107)	3,750	402
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	146	16	13	1	(32)	(4)	127	13
Class R-2	438	47	71	8	(155)	(17)	354	38
Class R-2E	15	2	2	— †	(38)	(4)	(21)	(2)
Class R-3	1,425	152	117	12	(1,153)	(124)	389	40
Class R-4	97	10	103	11	(30)	(3)	170	18
Class R-5E	567	61	60	6	(292)	(31)	335	36
Class R-5	682	73	41	4	(311)	(33)	412	44
Class R-6	549,381	58,726	339,887	36,283	(896,245)	(95,513)	(6,977)	(504)
Total net increase (decrease)	$2,288,003	244,816	$550,996	58,822	$(1,638,369)	(175,264)	$1,200,630	128,374
Refer to the end of the table(s) for footnote(s).

57	American Funds Multi-Sector Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$699,010	74,477	$58,387	6,231	$(162,636)	(17,361)	$594,761	63,347
Class C	36,966	3,931	2,059	220	(7,891)	(842)	31,134	3,309
Class T	—	—	—	—	—	—	—	—
Class F-1	14,097	1,509	1,218	130	(8,769)	(940)	6,546	699
Class F-2	1,491,043	159,311	193,114	20,623	(696,299)	(74,502)	987,858	105,432
Class F-3	485,046	51,664	52,589	5,616	(143,040)	(15,298)	394,595	41,982
Class 529-A	17,099	1,826	1,329	142	(5,208)	(557)	13,220	1,411
Class 529-C	1,522	163	78	8	(957)	(102)	643	69
Class 529-E	639	69	42	5	(51)	(6)	630	68
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	8,201	877	633	67	(1,683)	(179)	7,151	765
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	321	35	11	1	(39)	(4)	293	32
Class R-2	1,319	141	97	10	(293)	(31)	1,123	120
Class R-2E	125	13	2	— †	(43)	(4)	84	9
Class R-3	1,698	181	170	18	(510)	(54)	1,358	145
Class R-4	2,154	229	139	15	(369)	(39)	1,924	205
Class R-5E	1,369	145	69	8	(447)	(48)	991	105
Class R-5	460	49	47	5	(25)	(3)	482	51
Class R-6	1,384,672	148,064	651,826	69,638	(433,603)	(46,447)	1,602,895	171,255
Total net increase (decrease)	$4,145,741	442,684	$961,815	102,737	$(1,461,863)	(156,417)	$3,645,693	389,004
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $8,823,828,000 and $7,697,621,000, respectively, during the six months ended June 30, 2025.

American Funds Multi-Sector Income Fund	58

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2025[5,6]	$9.35	$.28	$.09	$.37	$(.28 )	$—	$(.28 )	$9.44	4.04%[7]	$1,536	.75%[8]	.75%[8]	6.01%[8]
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.59	1,310.75		.75	6.01
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.58	716.77		.77	5.86
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [9]	(.40 )	8.95	(12.05)	619.79		.78	4.44
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.38	680.84		.83	3.34
12/31/2020	10.32	.41	.68	1.09	(.43 )	(.17 )	(.60 )	10.81	11.07	356	1.09	.85	3.96
Class C:
6/30/2025[5,6]	9.35	.25	.09	.34	(.25 )	—	(.25 )	9.44	3.69 [7]	67	1.45 [8]	1.45 [8]	5.31 [8]
12/31/2024	9.32	.50	.03	.53	(.50 )	—	(.50 )	9.35	5.85	57	1.45	1.45	5.31
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.81	26	1.47	1.47	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [9]	(.34 )	8.95	(12.67)	17	1.49	1.49	3.70
12/31/2021	10.81	.28	(.10 )	.18	(.29 )	(.07 )	(.36 )	10.63	1.67	24	1.54	1.53	2.63
12/31/2020[5,10]	9.67	.22	1.20	1.42	(.24 )	(.04 )	(.28 )	10.81	14.78 [7]	10	1.67 [8]	1.55 [8]	3.12 [8]
Class T:
6/30/2025[5,6]	9.35	.29	.10	.39	(.30 )	—	(.30 )	9.44	4.21 [7,11]	— [12]	.42 [8,11]	.42 [8,11]	6.34 [8,11]
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.94 [11]	— [12]	.42 [11]	.42 [11]	6.35 [11]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.97 [11]	— [12]	.41 [11]	.41 [11]	6.22 [11]
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.79)[11]	— [12]	.48 [11]	.48 [11]	4.74 [11]
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.63 [11]	— [12]	.59 [11]	.59 [11]	3.61 [11]
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.45 [7,11]	— [12]	.94 [8,11]	.62 [8,11]	4.22 [8,11]
Class F-1:
6/30/2025[5,6]	9.35	.28	.09	.37	(.28 )	—	(.28 )	9.44	4.05 [7]	26	.75 [8]	.75 [8]	6.02 [8]
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.60	24.74		.74	6.03
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.60	17.75		.75	5.88
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [9]	(.40 )	8.95	(12.06)	15.79		.79	4.45
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.37	15.85		.85	3.33
12/31/2020[5,10]	9.67	.27	1.19	1.46	(.28 )	(.04 )	(.32 )	10.81	15.26 [7]	7	1.09 [8]	.88 [8]	3.84 [8]
Class F-2:
6/30/2025[5,6]	9.35	.29	.09	.38	(.29 )	—	(.29 )	9.44	4.18 [7]	4,432	.48 [8]	.48 [8]	6.27 [8]
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.88	3,625.48		.48	6.30
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.89	2,631.48		.48	6.19
12/31/2022	10.63	.46	(1.71)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.81)	1,526.50		.50	4.90
12/31/2021	10.81	.38	(.10 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.66	804.56		.56	3.55
12/31/2020	10.32	.44	.67	1.11	(.45 )	(.17 )	(.62 )	10.81	11.26	119.78		.59	4.13
Class F-3:
6/30/2025[5,6]	9.35	.30	.09	.39	(.30 )	—	(.30 )	9.44	4.24 [7]	1,295	.37 [8]	.37 [8]	6.38 [8]
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.99	1,077.37		.37	6.40
12/31/2023	8.95	.57	.38	.95	(.58 )	—	(.58 )	9.32	11.01	682.38		.38	6.29
12/31/2022	10.63	.46	(1.70)	(1.24)	(.44 )	— [9]	(.44 )	8.95	(11.72)	443.41		.40	4.92
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.73	297.49		.48	3.64
12/31/2020	10.32	.44	.68	1.12	(.46 )	(.17 )	(.63 )	10.81	11.32	55.73		.53	4.18
Class 529-A:
6/30/2025[5,6]	9.35	.28	.09	.37	(.28 )	—	(.28 )	9.44	4.06 [7]	35	.73 [8]	.73 [8]	6.03 [8]
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.58	29.76		.76	6.01
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.59	16.76		.76	5.90
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [9]	(.41 )	8.95	(12.03)	10.76		.75	4.50
12/31/2021	10.81	.36	(.10 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.43	10.81		.80	3.35
12/31/2020[5,10]	9.67	.27	1.19	1.46	(.28 )	(.04 )	(.32 )	10.81	15.23 [7]	3	1.05 [8]	.92 [8]	3.78 [8]
Refer to the end of the table(s) for footnote(s).

59	American Funds Multi-Sector Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2025[5,6]	$9.35	$.24	$.10	$.34	$(.25 )	$—	$(.25 )	$9.44	3.66%[7]	$2	1.50%[8]	1.50%[8]	5.26%[8]
12/31/2024	9.32	.50	.03	.53	(.50 )	—	(.50 )	9.35	5.81	2	1.49	1.49	5.28
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.79	1	1.49	1.49	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [9]	(.34 )	8.95	(12.68)	1	1.49	1.49	3.75
12/31/2021	10.81	.28	(.11 )	.17	(.28 )	(.07 )	(.35 )	10.63	1.65	1	1.54	1.54	2.61
12/31/2020[5,10]	9.67	.24	1.20	1.44	(.26 )	(.04 )	(.30 )	10.81	14.97 [7,11]	— [12]	1.58 [8,11]	1.39 [8,11]	3.36 [8,11]
Class 529-E:
6/30/2025[5,6]	9.35	.27	.09	.36	(.27 )	—	(.27 )	9.44	3.94 [7]	1	.95 [8]	.95 [8]	5.81 [8]
12/31/2024	9.32	.55	.03	.58	(.55 )	—	(.55 )	9.35	6.40	1.94		.94	5.83
12/31/2023	8.95	.52	.38	.90	(.53 )	—	(.53 )	9.32	10.42	— [12]	.92	.92	5.77
12/31/2022	10.63	.41	(1.70)	(1.29)	(.39 )	— [9]	(.39 )	8.95	(12.18)[11]	— [12]	.93 [11]	.92 [11]	4.29 [11]
12/31/2021	10.81	.34	(.10 )	.24	(.35 )	(.07 )	(.42 )	10.63	2.25 [11]	— [12]	.98 [11]	.97 [11]	3.18 [11]
12/31/2020[5,10]	9.67	.28	1.19	1.47	(.29 )	(.04 )	(.33 )	10.81	15.38 [7,11]	— [12]	.99 [8,11]	.75 [8,11]	4.03 [8,11]
Class 529-T:
6/30/2025[5,6]	9.35	.29	.09	.38	(.29 )	—	(.29 )	9.44	4.17 [7,11]	— [12]	.49 [8,11]	.49 [8,11]	6.26 [8,11]
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.89 [11]	— [12]	.47 [11]	.47 [11]	6.30 [11]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.92 [11]	— [12]	.46 [11]	.46 [11]	6.18 [11]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.82)[11]	— [12]	.53 [11]	.52 [11]	4.71 [11]
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.57 [11]	— [12]	.65 [11]	.65 [11]	3.55 [11]
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.40 [7,11]	— [12]	1.00 [8,11]	.68 [8,11]	4.15 [8,11]
Class 529-F-1:
6/30/2025[5,6]	9.35	.29	.09	.38	(.29 )	—	(.29 )	9.44	4.14 [7,11]	— [12]	.56 [8,11]	.56 [8,11]	6.19 [8,11]
12/31/2024	9.32	.58	.04	.62	(.59 )	—	(.59 )	9.35	6.81 [11]	— [12]	.55 [11]	.55 [11]	6.23 [11]
12/31/2023	8.95	.55	.38	.93	(.56 )	—	(.56 )	9.32	10.82 [11]	— [12]	.55 [11]	.55 [11]	6.08 [11]
12/31/2022	10.63	.44	(1.70)	(1.26)	(.42 )	— [9]	(.42 )	8.95	(11.88)[11]	— [12]	.60 [11]	.59 [11]	4.64 [11]
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.57 [11]	— [12]	.66 [11]	.65 [11]	3.54 [11]
12/31/2020[5,10]	9.67	.30	1.18	1.48	(.30 )	(.04 )	(.34 )	10.81	15.43 [7,11]	— [12]	.82 [8,11]	.59 [8,11]	4.29 [8,11]
Class 529-F-2:
6/30/2025[5,6]	9.35	.29	.10	.39	(.30 )	—	(.30 )	9.44	4.19 [7]	17	.46 [8]	.46 [8]	6.30 [8]
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.90	14.46		.46	6.31
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.93	6.45		.45	6.22
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.81)	3.51		.50	4.75
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.59	3.63		.63	3.55
12/31/2020[5,13]	10.41	.07	.45	.52	(.08 )	(.04 )	(.12 )	10.81	4.96 [7]	2	.12 [7]	.11 [7]	.65 [7]
Class 529-F-3:
6/30/2025[5,6]	9.35	.29	.10	.39	(.30 )	—	(.30 )	9.44	4.20 [7]	— [12]	.43 [8]	.43 [8]	6.32 [8]
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.91	— [12]	.44	.44	6.33
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.92	— [12]	.45	.45	6.18
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.79)	— [12]	.49	.49	4.74
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.67	— [12]	.59	.57	3.64
12/31/2020[5,13]	10.41	.07	.45	.52	(.08 )	(.04 )	(.12 )	10.81	4.97 [7]	— [12]	.14 [7]	.10 [7]	.66 [7]
Class R-1:
6/30/2025[5,6]	9.35	.25	.09	.34	(.25 )	—	(.25 )	9.44	3.71 [7,11]	1	1.40 [8,11]	1.40 [8,11]	5.36 [8,11]
12/31/2024	9.32	.51	.04	.55	(.52 )	—	(.52 )	9.35	5.99 [11]	— [12]	1.34 [11]	1.34 [11]	5.45 [11]
12/31/2023	8.95	.49	.38	.87	(.50 )	—	(.50 )	9.32	10.10 [11]	— [12]	1.21 [11]	1.21 [11]	5.47 [11]
12/31/2022	10.63	.39	(1.70)	(1.31)	(.37 )	— [9]	(.37 )	8.95	(12.34)[11]	— [12]	1.11 [11]	1.11 [11]	4.14 [11]
12/31/2021	10.81	.31	(.10 )	.21	(.32 )	(.07 )	(.39 )	10.63	1.97 [11]	— [12]	1.29 [11]	1.28 [11]	2.90 [11]
12/31/2020[5,10]	9.67	.25	1.20	1.45	(.27 )	(.04 )	(.31 )	10.81	15.12 [7,11]	— [12]	1.35 [8,11]	1.14 [8,11]	3.62 [8,11]
Refer to the end of the table(s) for footnote(s).

American Funds Multi-Sector Income Fund	60

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2025[5,6]	$9.35	$.25	$.10	$.35	$(.26 )	$—	$(.26 )	$9.44	3.76%[7]	$3	1.31%[8]	1.31%[8]	5.45%[8]
12/31/2024	9.32	.51	.04	.55	(.52 )	—	(.52 )	9.35	6.02	2	1.29	1.29	5.47
12/31/2023	8.95	.48	.38	.86	(.49 )	—	(.49 )	9.32	9.91	1	1.37	1.37	5.31
12/31/2022	10.63	.37	(1.70)	(1.33)	(.35 )	— [9]	(.35 )	8.95	(12.55)	1	1.34	1.34	3.85
12/31/2021	10.81	.30	(.10 )	.20	(.31 )	(.07 )	(.38 )	10.63	1.87	1	1.31	1.31	2.82
12/31/2020[5,10]	9.67	.26	1.19	1.45	(.27 )	(.04 )	(.31 )	10.81	15.15 [7,11]	— [12]	1.30 [8,11]	1.09 [8,11]	3.67 [8,11]
Class R-2E:
6/30/2025[5,6]	9.35	.27	.09	.36	(.27 )	—	(.27 )	9.44	3.92 [7,11]	— [12]	1.00 [8,11]	1.00 [8,11]	5.76 [8,11]
12/31/2024	9.32	.55	.05	.60	(.57 )	—	(.57 )	9.35	6.55 [11]	— [12]	.87 [11]	.87 [11]	5.89 [11]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.94 [11]	— [12]	.44 [11]	.44 [11]	6.20 [11]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.79)[11]	— [12]	.50 [11]	.49 [11]	4.68 [11]
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69 [11]	— [12]	.54 [11]	.54 [11]	3.66 [11]
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.44 [7,11]	— [12]	.95 [8,11]	.63 [8,11]	4.21 [8,11]
Class R-3:
6/30/2025[5,6]	9.35	.27	.09	.36	(.27 )	—	(.27 )	9.44	3.93 [7]	4	1.02 [8]	.96 [8]	5.79 [8]
12/31/2024	9.32	.54	.04	.58	(.55 )	—	(.55 )	9.35	6.35	4.98		.97	5.80
12/31/2023	8.95	.51	.38	.89	(.52 )	—	(.52 )	9.32	10.31	2	1.00	1.00	5.68
12/31/2022	10.63	.39	(1.69)	(1.30)	(.38 )	— [9]	(.38 )	8.95	(12.30)	1	1.06	1.06	4.14
12/31/2021	10.81	.33	(.10 )	.23	(.34 )	(.07 )	(.41 )	10.63	2.15	1	1.07	1.07	3.11
12/31/2020[5,10]	9.67	.26	1.20	1.46	(.28 )	(.04 )	(.32 )	10.81	15.24 [7]	— [12]	1.11 [8]	.99 [8]	3.73 [8]
Class R-4:
6/30/2025[5,6]	9.35	.28	.10	.38	(.29 )	—	(.29 )	9.44	4.08 [7]	4	.67 [8]	.67 [8]	6.08 [8]
12/31/2024	9.32	.57	.03	.60	(.57 )	—	(.57 )	9.35	6.65	3.68		.68	6.06
12/31/2023	8.95	.53	.39	.92	(.55 )	—	(.55 )	9.32	10.62	1.73		.73	5.92
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [9]	(.41 )	8.95	(12.02)	1.75		.75	4.34
12/31/2021	10.81	.37	(.11 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.44	2.78		.77	3.44
12/31/2020[5,10]	9.67	.26	1.21	1.47	(.29 )	(.04 )	(.33 )	10.81	15.38 [7]	2	.85 [8]	.78 [8]	3.69 [8]
Class R-5E:
6/30/2025[5,6]	9.35	.29	.09	.38	(.29 )	—	(.29 )	9.44	4.17 [7]	2	.57 [8]	.50 [8]	6.25 [8]
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.84	2.52		.51	6.25
12/31/2023	8.95	.55	.38	.93	(.56 )	—	(.56 )	9.32	10.83	1.54		.54	6.13
12/31/2022	10.63	.43	(1.69)	(1.26)	(.42 )	— [9]	(.42 )	8.95	(11.88)	— [12]	.59	.59	4.49
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.60	1.63		.63	3.56
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.45 [7]	— [12]	.76 [8]	.59 [8]	4.17 [8]
Class R-5:
6/30/2025[5,6]	9.35	.29	.10	.39	(.30 )	—	(.30 )	9.44	4.21 [7]	2	.42 [8]	.42 [8]	6.35 [8]
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.95	1.41		.41	6.35
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	10.99	1.39		.39	6.25
12/31/2022	10.63	.44	(1.68)	(1.24)	(.44 )	— [9]	(.44 )	8.95	(11.77)	— [12]	.48	.48	4.58
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69	— [12]	.51	.51	3.64
12/31/2020[5,10]	9.67	.30	1.19	1.49	(.31 )	(.04 )	(.35 )	10.81	15.50 [7]	— [12]	.82 [8]	.53 [8]	4.23 [8]
Class R-6:
6/30/2025[5,6]	9.35	.29	.10	.39	(.30 )	—	(.30 )	9.44	4.24 [7]	10,905	.37 [8]	.37 [8]	6.38 [8]
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.99	10,805.37		.37	6.41
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	11.01	9,174.38		.38	6.29
12/31/2022	10.63	.48	(1.72)	(1.24)	(.44 )	— [9]	(.44 )	8.95	(11.72)	6,532.39		.39	5.21
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.74	1,457.47		.47	3.61
12/31/2020	10.32	.44	.68	1.12	(.46 )	(.17 )	(.63 )	10.81	11.32	1.69		.52	4.17
Refer to the end of the table(s) for footnote(s).

61	American Funds Multi-Sector Income Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[14,15]	Six months ended June 30, 2025[5,6,7]	Year ended December 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	44%[16]	76%	62%	40%	36%	73%
Including mortgage dollar roll transactions	61%[16]	78%	62%	40%	36%	73%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	This share class began investment operations on May 1, 2020.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	Amount less than $1 million.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.
[16]
Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 41% and 58%, respectively, for the six months ended
June 30, 2025.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	62

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

63	American Funds Multi-Sector Income Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $17 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Multi-Sector Income Fund	64

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
 The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

65	American Funds Multi-Sector Income Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Multi-Sector Income Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 05, 2025